UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 89.8%
Federal Farm Credit Bank
$198,700,000	0.306	%(a)	06/03/11	$198,699,716
150,000,000	0.331	(a)	09/15/11	149,977,667
50,500,000	0.280		10/03/11	50,495,905
91,000,000	0.204	(a)	10/26/11	91,000,000
52,000,000	0.191	(a)	11/02/11	51,999,664
65,000,000	0.137	(a)	11/17/11	64,990,929
91,385,000	0.123	(a)	12/14/11	91,357,673
79,000,000	0.257	(a)	01/13/12	78,986,398
200,000,000	0.200	(a)	02/03/12	200,000,000
50,000,000	0.126	(a)	02/07/12	49,989,939
50,000,000	0.175	(a)	03/21/12	49,995,922
300,000,000	0.185	(a)	04/04/12	299,935,826
35,000,000	0.109	(a)	04/13/12	34,992,331
125,000,000	0.185	(a)	05/22/12	124,987,614
24,000,000	0.311	(a)	11/01/12	24,000,000
137,755,000	0.192	(a)	11/27/12	137,776,276
38,200,000	0.332	(a)	12/14/12	38,200,000
100,000,000	0.332	(a)	01/03/13	100,000,000
66,630,000	0.175	(a)	01/24/13	66,629,292
75,000,000	0.218	(a)	02/07/13	74,936,323
61,520,000	0.185	(a)	02/22/13	61,509,776
10,000,000	0.167	(a)	03/18/13	9,998,297
100,000,000	0.156	(a)	04/09/13	99,963,245
40,000,000	0.167	(a)	04/17/13	39,998,156
Federal Home Loan Bank
5,900,000	0.010		06/01/11	5,900,000
218,600,000	0.020		06/01/11	218,600,000
100,000,000	0.050		06/03/11	99,999,722
150,000,000	0.580		06/03/11	150,000,000
180,805,000	0.580		06/10/11	180,806,026
19,000,000	3.375		06/10/11	19,015,385
501,000,000	3.625		07/01/11	502,452,079
246,100,000	0.030		07/08/11	246,092,412
82,391,000	0.080		07/08/11	82,384,226
191,000,000	0.102	(a)	07/11/11	190,987,100
20,300,000	0.050		07/12/11	20,298,844
18,249,000	0.050		07/13/11	18,247,935
79,000,000	0.080		07/13/11	78,992,627
50,000,000	0.085		07/13/11	49,995,042
206,400,000	0.050		07/15/11	206,387,387
685,212,000	0.080		07/15/11	685,145,001
346,532,000	0.085		07/15/11	346,495,999
200,000,000	0.138	(a)	07/15/11	199,987,783
150,000,000	0.040		07/18/11	149,992,167
125,000,000	0.440		07/19/11	124,995,765
143,000,000	0.760		07/19/11	143,043,853
1,206,000,000	0.050		07/22/11	1,205,914,575
340,000,000	0.055		07/22/11	339,973,508
150,000,000	0.070		07/22/11	149,985,125
118,343,000	0.075		07/22/11	118,330,426
28,000,000	0.080		07/22/11	27,996,827
243,572,000	0.080		07/27/11	243,541,689
77,000,000	0.075		07/29/11	76,990,696
48,110,000	0.080		07/29/11	48,103,799
84,000,000	0.200		08/03/11	84,019,073
50,000,000	0.190		08/04/11	50,010,673
52,730,000	0.070		08/05/11	52,723,336
670,967,000	0.065		08/10/11	670,882,197
270,600,000	0.070		08/10/11	270,563,168
450,000,000	0.147	(a)	08/10/11	449,965,154
422,243,000	0.065		08/12/11	422,188,108

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$315,000,000	0.070%	08/12/11	$314,955,900
50,000,000	0.190	08/18/11	49,996,639
148,000,000	0.160	09/15/11	148,021,503
41,000,000	0.330	09/15/11	40,997,142
169,500,000	0.163 (a)	09/26/11	169,528,380
97,000,000	0.320	12/06/11	96,982,786
194,000,000	0.320	12/09/11	193,965,023
97,000,000	0.350	12/13/11	96,981,963
48,200,000	0.350	12/19/11	48,185,415
41,000,000	0.350	12/23/11	40,988,501
50,000,000	0.470	12/28/11	50,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$11,372,031,908

U.S. Treasury Obligations — 10.1%
United States Treasury Bills
$64,600,000	0.005%	06/02/11	$64,599,991
184,600,000	0.007	06/02/11	184,599,962
25,000,000	0.020	06/02/11	24,999,986
430,400,000	0.030	06/02/11	430,399,641
100,000,000	0.035	06/02/11	99,999,903
33,500,000	0.020	06/09/11	33,499,851
United States Treasury Notes
13,000,000	1.000	07/31/11	13,012,660
30,000,000	4.875	07/31/11	30,219,765
89,000,000	1.000	08/31/11	89,151,627
150,000,000	1.000	09/30/11	150,352,586
150,000,000	1.000	10/31/11	150,443,063
13,800,000	0.750	11/30/11	13,830,546

TOTAL U.S. TREASURY OBLIGATIONS			$1,285,109,581

TOTAL INVESTMENTS — 99.9%			$12,657,141,489

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			11,392,610

NET ASSETS — 100.0%			$12,668,534,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 58.0%
Federal Farm Credit Bank
$148,000,000	0.118	%(a)	07/15/11	$147,991,067
142,000,000	0.331	(a)	09/15/11	142,013,522
135,650,000	0.191	(a)	11/02/11	135,649,124
155,000,000	0.137	(a)	11/17/11	154,978,369
141,000,000	0.156	(a)	12/08/11	140,988,971
150,000,000	0.156	(a)	12/09/11	149,988,222
247,000,000	0.123	(a)	12/14/11	246,953,955
247,000,000	0.150	(a)	01/12/12	246,969,548
166,100,000	0.257	(a)	01/13/12	166,071,402
40,000,000	0.109	(a)	04/13/12	39,991,235
49,800,000	0.311	(a)	11/01/12	49,800,000
97,500,000	0.332	(a)	12/14/12	97,500,000
175,000,000	0.218	(a)	02/07/13	174,851,420
35,000,000	0.167	(a)	03/18/13	34,994,040
100,000,000	0.156	(a)	04/09/13	99,963,245
35,000,000	0.167	(a)	04/17/13	34,998,386
Federal Home Loan Bank
303,000,000	0.760		07/19/11	303,092,920
288,500,000	0.144	(a)	07/26/11	288,478,020
154,200,000	0.200		08/03/11	154,194,311
73,000,000	0.190		08/18/11	72,995,092
380,000,000	0.700		09/02/11	380,336,825
60,000,000	0.160		09/15/11	60,002,979
84,000,000	0.330		09/15/11	83,994,145
477,000,000	0.163	(a)	09/26/11	477,079,865
65,000,000	0.300		09/30/11	64,999,171
190,000,000	0.260		11/17/11	189,943,622
419,100,000	0.260		11/22/11	419,012,422
162,500,000	0.320		12/06/11	162,471,162
325,500,000	0.320		12/09/11	325,441,314
163,000,000	0.350		12/13/11	162,969,690
80,500,000	0.350		12/19/11	80,475,641
207,000,000	0.350		12/23/11	206,941,945
150,000,000	0.470		12/28/11	150,000,000
144,000,000	0.152	(a)	02/13/12	143,978,694
Federal Home Loan Mortgage Corp.
552,139,000	0.202	(a)	08/05/11	552,131,013
905,000,000	0.100		08/10/11	904,824,028
131,000,000	0.291		09/13/11	130,890,251
1,990,000,000	0.110		09/16/11	1,989,349,381
700,000,000	0.122	(a)	01/11/12	699,785,635
490,000,000	0.116	(a)	01/20/12	489,873,547
Federal National Mortgage Association
828,000,000	0.502		06/01/11	828,000,000
690,000,000	0.321		08/01/11	689,625,867
86,085,000	3.625		08/15/11	86,684,781
500,000,000	0.110		08/22/11	499,874,722
1,494,000,000	0.120		08/22/11	1,493,591,640
750,000,000	0.120		09/01/11	749,770,000
1,500,000,000	0.120		09/12/11	1,499,485,000
598,000,000	0.269	(a)	12/20/12	597,812,372
330,000,000	0.221	(a)	12/28/12	329,894,585

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$17,331,703,146

U.S. Government Guarantee Notes* — 0.3%
JPMorgan Chase & Co.
$59,540,000	3.125%		12/01/11	$60,367,550

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Guarantee Notes — (continued)
Wells Fargo & Co.
$19,335,000	3.000%	12/09/11	$19,616,228

TOTAL U.S. GOVERNMENT GUARANTEE NOTES			$79,983,778

U.S. Government Guarantee Variable Rate Obligations*(a) — 6.8%
Bank of America Corp.
$5,000,000	1.130%	12/02/11	$5,022,189
541,250,000	0.573	04/30/12	543,000,689
26,700,000	0.509	06/22/12	26,772,075
51,500,000	0.689	06/22/12	51,738,190
Citibank N.A.
43,045,000	0.285	07/12/11	43,050,715
Citigroup Funding, Inc.
376,865,000	0.260	06/03/11	376,865,242
General Electric Capital Corp.
104,250,000	1.240	12/09/11	104,791,077
JPMorgan Chase & Co.
74,000,000	0.540	06/15/12	74,219,031
100,000,000	0.689	06/22/12	100,462,504
Morgan Stanley & Co.
422,900,000	0.659	09/22/11	423,434,626
4,900,000	1.161	12/01/11	4,922,371
Wells Fargo & Co.
282,480,000	1.159	12/09/11	283,835,435
6,000,000	0.530	06/15/12	6,017,131

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS			$2,044,131,275

U.S. Treasury Obligations — 1.1%
United States Treasury Notes
$176,000,000	1.000%	08/31/11	$176,299,846
125,000,000	1.000	10/31/11	125,373,853
23,200,000	0.750	11/30/11	23,250,580

TOTAL U.S. TREASURY OBLIGATIONS			$324,924,279

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$19,780,742,478

Repurchase Agreements-Unaffiliated Issuers(b) — 33.6%
Barclays Capital, Inc.
$100,000,000	0.100%	06/01/11	$100,000,000
Maturity Value: $100,000,278
Collateralized by and Federal Home Loan Mortgage Corp., 5.000%, due 05/01/41and Federal National Mortgage Association, 3.500%, due 03/01/31. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

500,000,000	0.130	06/01/11	500,000,000
Maturity Value: $500,001,806
Collateralized by U.S. Treasury Notes, 0.500% to 2.250%, due 11/30/12 to 05/31/14. The aggregate market value of the collateral, including accrued interest, was $510,000,072.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — (continued)
BNP Paribas Securities Co.
$430,000,000	0.220%	06/07/11	$430,000,000
Maturity Value: $430,472,999
Settlement Date: 12/09/10
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 11/01/14 to 04/01/41 and Federal National Mortgage Association, 3.000% to 6.500%, due 08/01/14 to 05/01/41. The aggregate market value of the collateral, including accrued interest, was $438,600,002.

1,078,000,000	0.130	09/01/11	1,078,000,000
Maturity Value: $1,078,471,026
Settlement Date: 05/03/11
Collateralized by Federal National Mortgage Association, 3.000% to 7.000%, due 12/01/18 to 07/01/47 and Government National Mortgage Association, 3.500% to 6.500%, due 08/20/33 to 5/15/41. The aggregate market value of the collateral, including accrued interest, was $1,099,560,004.

BNYMellon Investments
125,000,000	0.110	06/01/11	125,000,000
Maturity Value: $125,000,382
Collateralized by U.S. Treasury Note, 2.625%, due 11/15/20. The market value of the collateral, including accrued interest, was $127,783,179.
Credit Agricole Securities (USA), Inc.
1,000,000,000	0.100	06/01/11	1,000,000,000
Maturity Value: $1,000,002,778
Collateralized by U.S. Treasury Notes, 0.000% to 4.750%, due 06/02/11 to 02/15/41. The aggregate market value of the collateral, including accrued interest, was $1,020,000,015.
Credit Suisse Securities LLC
400,000,000	0.130	06/01/11	400,000,000
Maturity Value: $400,001,444
Collateralized by U.S. Treasury Notes, 1.375% to 7.875%, due 05/31/12 to 02/15/21. The aggregate market value of the collateral, including accrued interest, was $408,004,635.
Deutsche Bank Securities, Inc.
150,000,000	0.140	06/01/11	150,000,000
Maturity Value: $150,000,583
Collateralized by Federal National Mortgage Association, 4.500% to 7.000%, due 01/01/20 to 05/01/40. The aggregate market value of the collateral, including accrued interest, was $154,499,999.
ING Financial Markets LLC
500,000,000	0.130	09/01/11	500,000,000
Maturity Value: $500,218,472
Settlement Date: 05/03/11
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 02/01/13 to 11/01/50. The aggregate market value of the collateral, including accrued interest, was $510,000,785.
J.P. Morgan Securities, Inc.
1,000,000,000	0.090	06/01/11	1,000,000,000
Maturity Value: $1,000,002,500
Collateralized by U.S. Treasury Notes, 0.000%, due 11/15/12 to 05/15/36. The aggregate market value of the collateral, including accrued interest, was $1,020,002,427.
Joint Repurchase Agreement Account I
154,800,000	0.108	06/01/11	154,800,000
Maturity Value: $154,800,464
Joint Repurchase Agreement Account III
1,715,000,000	0.138	06/01/11	1,715,000,000
Maturity Value: $1,715,006,574
RBS Securities, Inc.
450,000,000	0.100	06/01/11	450,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — (continued)
Maturity Value: $450,001,250
Collateralized by Federal Home Loan Bank, 0.000%, due 08/19/11 and Federal National Mortgage Association, 0.000%, due 08/17/11 to 11/02/11. The aggregate market value of the collateral, including accrued interest, was $459,000,681.

$650,000,000	0.140%	06/01/11	$650,000,000
Maturity Value: $650,002,528
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 05/01/25 to 05/01/41. The aggregate market value of the collateral, including accrued interest, was $663,001,637.
Societe Generale
1,000,000,000	0.140	06/01/11	1,000,000,000
Maturity Value: $1,000,003,889
Collateralized by Federal Home Loan Mortgage Corp., 1.250% to 4.000% due 05/03/12 to 12/01/40 and Federal National Mortgage Association, 4.000% to 5.000%, due 12/01/20 to 01/01/41. The aggregate market value of the collateral, including accrued interest, was $1,028,654,202.

UBS Securities LLC
31,500,000	0.090	06/01/11	31,500,000
Maturity Value: $31,500,079
Collateralized by U.S. Treasury Notes, 1.000%, due 05/15/14. The market value of the collateral, including accrued interest, was $32,130,046.
250,000,000	0.120	06/01/11	250,000,000
Maturity Value: $250,000,833
Collateralized by U.S. Treasury Inflation Indexed Bond, 1.125%, due 01/15/21 and U.S. Treasury Note, 1.750%, due 05/31/16. The aggregate market value of the collateral, including accrued interest, was $255,000,039.

Wells Fargo Securities LLC
500,000,000	0.140	06/01/11	500,000,000
Maturity Value: $500,001,944
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 02/01/26 to 06/01/41 and Federal National Mortgage Association, 3.500% to 5.000%, due 12/01/25 to 05/01/41. The aggregate market value of the collateral, including accrued interest, was $510,000,001.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$10,034,300,000

Repurchase Agreements-Affiliated Issuers(b) — 0.2%
Goldman, Sachs & Co.
$50,000,000	0.120%	06/01/11	$50,000,000
Maturity Value: $50,000,167
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 12/01/19 to 07/01/22 and Federal National Mortgage Association, 5.000%, due 06/01/36 to 08/01/40. The aggregate market value of the collateral, including accrued interest, was $51,000,000.

TOTAL INVESTMENTS — 100.0%			$29,865,042,478

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			5,722,412

NET ASSETS — 100.0%			$29,870,764,890

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(b) Unless noted, all repurchase agreements were entered into on May 31, 2011. Additional information on Joint Repurchase Agreement Accounts I & III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based on current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 17.7%
Amsterdam Funding Corp.
$42,374,000	0.300%	06/02/11	$42,373,647
Argento Variable Funding Co. LLC
50,000,000	0.300	07/06/11	49,985,417
30,000,000	0.290	07/07/11	29,991,300
70,000,000	0.350	07/25/11	69,963,250
Aspen Funding Corp.
40,000,000	0.300	06/10/11	39,997,000
50,000,000	0.270	07/11/11	49,985,000
Atlantis One Funding Corp.
200,000,000	0.280	06/09/11	199,987,556
100,000,000	0.290	07/01/11	99,975,833
Barclay’s Bank PLC
200,000,000	0.300	06/22/11	199,965,000
Barton Capital LLC
100,000,000	0.250	08/11/11	99,950,695
BPCE SA
72,000,000	0.310	09/01/11	71,942,960
175,000,000	0.310	09/07/11	174,852,319
CRC Funding LLC
100,000,000	0.280	06/08/11	99,994,555
Govco LLC
50,000,000	0.290	06/24/11	49,990,736
25,000,000	0.280	06/29/11	24,994,556
Grampian Funding LLC
50,000,000	0.290	07/07/11	49,985,500
100,000,000	0.280	07/15/11	99,965,778
Hannover Funding Co. LLC
50,000,000	0.471	07/06/11	49,977,153
39,000,000	0.471	09/20/11	38,943,482
200,000,000	0.501	10/03/11	199,655,556
Kells Funding LLC
250,000,000	0.370	06/02/11	249,997,430
148,000,000	0.350	06/08/11	147,989,928
Newport Funding Corp.
25,021,000	0.290	06/22/11	25,016,767
100,082,000	0.270	07/15/11	100,048,973
Northern Pipes Funding LLC
350,000,000	0.360	07/21/11	349,825,000
NRW.Bank
200,000,000	0.180	06/30/11	199,971,000
Royal Park Investments SA
22,000,000	0.310	06/07/11	21,998,863
100,000,000	0.270	06/24/11	99,982,750
100,000,000	0.420	08/09/11	99,919,500
30,000,000	0.400	08/11/11	29,976,334
90,000,000	0.390	08/19/11	89,922,975
Standard Chartered Bank
297,000,000	0.290	07/11/11	296,904,300
Tasman Funding, Inc.
20,000,000	0.270	07/12/11	19,993,850
40,105,000	0.270	07/14/11	40,092,066
Windmill Funding Corp.
85,000,000	0.320	07/05/11	84,974,311

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,599,091,340

Certificates of Deposit-Eurodollar — 5.2%
Credit Agricole SA
$100,000,000	0.330%	08/05/11	$100,001,804
308,000,000	0.300	09/06/11	308,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit-Eurodollar — (continued)
Credit Industrial et Commercial SA
$350,000,000	0.310%	09/01/11	$350,008,949
Societe Generale
300,000,000	0.510	07/12/11	300,003,408

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,058,014,161

Certificates of Deposit-Yankeedollar — 11.3%
Cooperative Centrale Raiffeisen — Boerenleenbank BA
$190,000,000	0.400%	10/18/11	$190,000,000
Credit Industriel et Commercial SA
75,000,000	0.430	07/01/11	75,000,624
176,000,000	0.290	09/02/11	176,000,000
Lloyds TSB Bank PLC
199,000,000	0.445	07/05/11	199,000,000
Mitsubishi UFJ Trust and Banking Corp.
200,000,000	0.300	07/12/11	200,000,000
150,000,000	0.250	07/15/11	150,000,000
Mizuho Corporate Bank
371,000,000	0.260	07/05/11	371,000,000
Norinchukin Bank
100,000,000	0.270	07/19/11	100,000,000
346,000,000	0.310	08/11/11	346,000,000
100,000,000	0.310	08/15/11	100,000,000
Standard Chartered Bank
100,000,000	0.300	07/05/11	100,000,000
Sumitomo Mitsui Banking Corp.
299,000,000	0.300	07/05/11	299,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$2,306,000,624

Master Demand Note — 1.5%
Merrill Lynch, Pierce, Fenner & Smith, Inc.
$300,000,000	0.300%	07/11/11	$300,000,000

Municipal Debt Obligations — 1.7%
City of Richmond CP Series 2010
$16,000,000	0.270%	06/02/11	$16,000,000
City of Rochester Health Care Facilities CP Mayo Foundation Series 2000 C
10,000,000	0.260	11/15/29	10,000,000
Hennepin County CP Series 2011 B
21,000,000	0.230	05/16/61	21,000,000
New York City Municipal Water Finance Authority
40,000,000	0.200	06/17/11	40,000,000
San Diego County Water Authority CP Series 2006 2 (BNP Paribas)
10,000,000	0.230	06/03/11	10,000,000
20,000,000	0.220	06/20/11	20,000,000
Texas State TRANS Series 2010
216,250,000	2.000	08/31/11	217,124,823
University of Michigan RB Series 2009 B
20,710,000	0.230	04/01/39	20,710,000

TOTAL MUNICIPAL DEBT OBLIGATIONS			$354,834,823

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Time Deposit — 0.8%
ING Bank NV
$173,000,000	0.110%		06/01/11	$173,000,000

U.S. Government Agency Obligations — 11.5%
Federal Farm Credit Bank
$33,000,000	0.154	%(a)	01/27/12	$32,991,747
29,500,000	0.311	(a)	11/01/12	29,500,000
56,000,000	0.332	(a)	12/14/12	56,000,000
Federal Home Loan Bank
96,500,000	0.102	(a)	07/11/11	96,493,482
85,000,000	0.300		10/21/11	85,000,000
13,590,000	0.300		11/08/11	13,589,702
100,000,000	0.470		12/28/11	100,000,000
54,000,000	0.158	(a)	01/26/12	53,989,229
109,000,000	0.143	(a)	01/30/12	108,973,798
150,000,000	0.143	(a)	02/03/12	149,968,281
159,000,000	0.152	(a)	02/13/12	158,976,474
Federal Home Loan Mortgage Corp.
69,700,000	0.202	(a)	08/05/11	69,697,518
200,000,000	0.122	(a)	01/11/12	199,938,753
468,000,000	0.160	(a)	05/03/13	467,635,553
211,000,000	0.000	(a)(b)	06/03/13	210,828,710
Federal National Mortgage Association
150,000,000	0.432		07/05/11	149,939,083
155,000,000	0.432		07/07/11	154,933,350
200,000,000	0.321		08/01/11	199,891,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,338,347,236

U.S. Treasury Obligations — 0.2%
United States Treasury Notes
$10,000,000	1.000%		07/31/11	$10,009,739
29,000,000	4.875		07/31/11	29,212,439
8,750,000	0.750		11/30/11	8,769,324

TOTAL U.S. TREASURY OBLIGATIONS				$47,991,502

Variable Rate Municipal Debt Obligations(a) — 13.7%
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (GO of Corp.)
$23,000,000	0.110%		12/01/30	$23,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (GO of Corp.)
20,000,000	0.110		12/01/30	20,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2001 A RMKT (Barclay Bank PLC LOC)
43,600,000	0.080		04/01/36	43,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C-1 RMKT (Sumitomo Mitsui Banking Corp. LOC)
25,000,000	0.120		04/01/45	25,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C-2 RMKT (Morgan Stanley Bank LOC)
58,300,000	0.120		04/01/45	58,300,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007 D-2 RMKT (JP Morgan Bank LOC)
60,100,000	0.120		04/01/47	60,100,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferreds Series 2011 (Citibank N.A.)(c)
$7,200,000	0.380%	06/01/41	$7,200,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferreds Series 2011 (Citibank N.A.)(c)
3,700,000	0.380	06/01/41	3,700,000
BlackRock MuniYield Quality Fund III, Inc. VRDN Tax-Exempt Preferreds Series 2011 (Citibank N.A.)(c)
22,900,000	0.380	06/01/41	22,900,000
Buncombe County North Carolina Metropolitan District Sewerage System VRDN RB Orlando Refunding Series 2008 A (Bank of America N.A. SPA)
32,480,000	0.170	07/01/31	32,480,000
California Health Facilities Financing Authority VRDN RB Catholic Healthcare West Hospital Series 2005 (Bank of America N.A. LOC)
25,665,000	0.150	07/01/35	25,665,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-1 (California State Teachers Retirement System and Wells Fargo Bank)
45,000,000	0.150	05/01/22	45,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (Bank of America N.A. SPA and California State Teachers Retiremeent System)
25,000,000	0.150	05/01/22	25,000,000
California Statewide Communities Development Authority MF Hsg VRDN RB for Hermosa Vista Apartments Series 2003 XX (FNMA)
6,000,000	0.180	05/15/36	6,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (GTY AGMT-Kaiser)
46,100,000	0.160	11/01/30	46,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
25,000,000	0.160	10/01/13	25,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser)
14,000,000	0.160	08/15/25	14,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
21,400,000	0.160	04/01/38	21,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
33,000,000	0.160	04/01/46	33,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
23,200,000	0.160	04/01/45	23,200,000
California Statewide Communities Development Authority VRDN RB Series 2004 L
37,000,000	0.160	04/01/38	37,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
25,000,000	0.170	01/15/37	25,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
10,500,000	0.190	07/01/33	10,500,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
15,252,000	0.250	07/01/33	15,252,000
Colorado Springs Utilities VRDN RB Series 2008 A (JPMorgan Chase Bank SPA)
16,935,000	0.190	11/01/38	16,935,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2
$22,000,000	0.120%	07/01/29	$22,000,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
24,505,000	0.190	11/15/39	24,505,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 B (Wells Fargo Bank N.A. SPA)
10,000,000	0.130	07/01/35	10,000,000
Guilford County North Carolina GO VRDN Series 2004 C (Municipal Government Guaranteed) (Bank of America N.A. SPA)
29,650,000	0.160	10/01/20	29,650,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Lukes Episcopal Hospital Series 2005 A RMKT (JPMorgan Chase Bank and Wells Fargo Baden-Wurttenberg SPA)
20,000,000	0.190	02/15/32	20,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wells FargoBank N.A. SPA)
40,000,000	0.180	02/15/47	40,000,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA)
25,000,000	0.150	08/15/42	25,000,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA)
10,000,000	0.150	08/15/42	10,000,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (JPMorgan Chase Bank LOC)
16,775,000	0.160	08/15/42	16,775,000
Indiana State Finance Authority Health System VRDN RB Sisters of St. Francis Refunding Series 2008 A (JPMorgan Chase Bank SPA)
17,000,000	0.150	11/01/41	17,000,000
Indiana State Finance Authority Hospital VRDN RB for Indiana University Health Series 2011 K (JPMorgan Chase Bank LOC)
10,000,000	0.140	03/01/33	10,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA)
42,000,000	0.160	02/01/35	42,000,000
Indiana State Health Facility Financing Authority VRDN RB for Ascension Series 2005 A-2 RMKT
15,000,000	0.160	11/01/27	15,000,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (JPMorgan Chase Bank SPA)
26,550,000	0.130	09/01/24	26,550,000
King County Washington GO VRDN Series 2009 A (Bank of America N.A. SPA)
17,230,000	0.170	06/01/29	17,230,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC)
22,400,000	0.130	07/01/25	22,400,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-1 (JPMorgan Chase Bank SPA)
20,000,000	0.150	07/01/35	20,000,000
Loudoun County, Virginia Industrial Development Authority VRDN RB for Howard Hughes Medical Center Series 2009 B
12,000,000	0.140	10/01/39	12,000,000
Loudoun County, Virginia Industrial Development Authority VRDN RB for Howard Hughes Medical Series 2003 C
11,000,000	0.140	02/15/38	11,000,000
Loudoun County, Virginia Industrial Development Authority VRDN RB for Howard Hughes Medical Series 2003 F
37,515,000	0.140	02/15/38	37,515,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B
$32,000,000	0.130%	05/15/43	$32,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Series 2008 A-1 (JPMorgan Chase Bank SPA)
10,570,000	0.160	07/01/21	10,570,000
Massachusetts State Development Finance Agency VRDN RB for Partners HealthCare System Series 2011 K-2 (Barclays Bank PLC SPA)
23,000,000	0.100	07/01/46	23,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 J-1
21,745,000	0.110	11/01/35	21,745,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A. SPA)
23,000,000	0.150	12/01/37	23,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase Bank SPA)
32,000,000	0.150	07/01/27	32,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 1997-P2-RMKT (JPMorgan Chase Bank SPA)
52,500,000	0.140	07/01/27	52,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (GO of Institution) (JPMorgan Chase Bank SPA)
13,420,000	0.150	07/01/38	13,420,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-2 (U.S. Bank N.A. SPA)
19,000,000	0.120	07/01/44	19,000,000
Massachusetts State Water Resources Authority VRDN RB Refunding Series 2008 A-1 RMKT (JPMorgan Chase Bank SPA)
20,000,000	0.160	08/01/37	20,000,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board VRDN RB for Vanderbilt University Series 2005 A-2
28,400,000	0.110	10/01/44	28,400,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT Chevron Corp.)
28,000,000	0.140	12/01/30	28,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT Chevron Corp.)
13,000,000	0.120	12/01/30	13,000,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA)
16,150,000	0.160	11/01/23	16,150,000
Mississippi State GO VRDN Series 2007 (Bank of America N.A.)
12,300,000	0.160	09/01/27	12,300,000
Missouri State Health & Educational Facilities Authority VRDN RB for Sisters of Mercy Health System Series 2008 F (U.S. Bank N.A. SPA)
50,000,000	0.150	06/01/39	50,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase Bank SPA)
30,000,000	0.170	06/01/33	30,000,000
Nebraska Investment Finance Authority SF Hsg VRDN RB Series 2010 C (GNMA, FNMA and FHLMC)
32,900,000	0.170	09/01/32	32,900,000
New Jersey State VRDN TRANS Putters Series 2010-3808 (JPMorgan Chase & Co.)(c)
47,600,000	0.150	06/23/11	47,600,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
New Jersey State VRDN TRANS Putters Series 2010-3811 (JPMorgan Chase & Co.)(c)
$30,000,000	0.150%	06/23/11	$30,000,000
New York City GO VRDN Fiscal 2008 Series 2007 Subseries D-3 (Calyon Bank SPA)
14,000,000	0.150	12/01/32	14,000,000
New York City GO VRDN Series 1993 Subseries A-9 (JPMorgan Chase Bank LOC)
13,500,000	0.150	08/01/18	13,500,000
New York City GO VRDN Series 2004 Subseries H-8 (Bank of America N.A. LOC)
29,980,000	0.170	03/01/34	29,980,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A. LOC)
28,900,000	0.130	04/01/36	28,900,000
New York City GO VRDN Series 2006 I Subseries I-8 (State Street B&T Co. LOC)
24,800,000	0.170	04/01/36	24,800,000
New York City GO VRDN Series 2008 Subseries J-9 (Bank of Nova Scotia SPA)
38,000,000	0.140	08/01/27	38,000,000
New York City Housing Development Corp. MF Hsg VRDN RB 90 Washington Street Series 2005 A (FNMA)
5,000,000	0.150	02/15/35	5,000,000
New York City Housing Development Corp. MF Hsg VRDN RB for Mortgage Louis Nine Blvd. Apartments Series 2004 A (FNMA)
7,300,000	0.170	06/15/37	7,300,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Fiscal 2008 Series 2007 BB-4 (BNP Paribas SPA)
19,000,000	0.130	06/15/33	19,000,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Series 2007 BB-2 (Bank of America N.A. SPA)
20,000,000	0.150	06/15/35	20,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
72,200,000	0.160	11/15/28	72,200,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank SPA)
15,000,000	0.150	11/01/28	15,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
7,000,000	0.170	02/01/35	7,000,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
41,470,000	0.250	05/01/30	41,470,000
New York Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2008 B-7V (GO of Corp.) (JPMorgan Chase Bank SPA)
17,000,000	0.150	04/01/20	17,000,000
New York Local Government Assistance Corp. VRDN RB Sub Lien Series 2003-8V RMKT (JPMorgan Chase Bank SPA)
10,485,000	0.150	04/01/19	10,485,000
New York State Dormitory Authority VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC)
15,000,000	0.160	07/01/27	15,000,000
New York State Housing Finance Agency VRDN RB Ocean Park Apartments Housing Series 2005 A (FNMA)
16,120,000	0.170	05/15/35	16,120,000
North Carolina State GO VRDN Public for Improvement Series 2002 D (GO of Corp.) (Landesbank Hessen-Thueringen SPA)
34,645,000	0.160	05/01/21	34,645,000
North Carolina State GO VRDN Public for Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
41,160,000	0.150	05/01/21	41,160,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA)
$20,000,000	0.180%	10/01/28	$20,000,000
Orlando Utilities Commission VRDN RB Series 2008 2 RMKT (JPMorgan Chase Bank SPA)
55,000,000	0.150	10/01/33	55,000,000
Pennsylvania State Turnpike Commission VRDN RB for Multi Modal Series 2008 C (Barclays Bank PLC LOC)
15,000,000	0.180	06/01/38	15,000,000
Pennsylvania State University VRDN RB Series 2002 A (GO of University) (JPMorgan Chase & Co. SPA)
14,000,000	0.150	03/01/32	14,000,000
Pleasanton California MF Hsg VRDN RB Busch Senior Housing Series 2003 A (FNMA)
11,360,000	0.180	06/15/37	11,360,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-1
32,600,000	0.130	09/01/35	32,600,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-2
10,000,000	0.120	09/01/35	10,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
17,800,000	0.120	09/01/35	17,800,000
Raleigh North Carolina Comb Enterprise System VRDN RB Series 2008 A (Wells Fargo Bank N.A. SPA)
83,295,000	0.150	03/01/35	83,295,000
Raleigh North Carolina Comb Enterprise System VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA)
13,000,000	0.150	03/01/35	13,000,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Brown Higher Education Facilities Series 2001 B
15,000,000	0.110	09/01/32	15,000,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase Bank SPA)
23,225,000	0.150	06/01/29	23,225,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation Series 2002 B RMKT (Bank of America N.A. SPA)
20,000,000	0.160	08/15/32	20,000,000
San Antonio Texas Electric & Gas VRDN RB Junior Lein Series 2003 (Bank of America N.A. SPA)
41,700,000	0.190	02/01/33	41,700,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase Bank SPA)
19,590,000	0.160	04/01/38	19,590,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
26,675,000	0.140	04/01/36	26,675,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
77,000,000	0.170	08/01/27	77,000,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2003 D
10,000,000	0.140	02/01/19	10,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2008 A
20,760,000	0.160	11/15/33	20,760,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2008 B
24,000,000	0.150	11/15/33	24,000,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 C
13,335,000	0.150	12/01/39	13,335,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2010 B (Sumitomo Mitsui Banking Corp. SPA)
$13,220,000	0.200%	12/01/31	$13,220,000
Texas State GO VRDN Refunding for Taxable Veterans Series 2002 (Landesbank Hassen-Thueringen SPA)
27,085,000	0.230	12/01/21	27,085,000
University of Colorado Hospital Authority VRDN RB Series 2004 A RMKT (JPMorgan Chase Bank LOC)
40,000,000	0.180	11/15/33	40,000,000
University of Michigan VRDN RB for Medical Service Plan Series 1995 A
7,500,000	0.140	12/01/27	7,500,000
Washington State Housing Finance Commission MF Hsg VRDN RB for Queen Anne Project Series 2004 A (FNMA)
24,000,000	0.180	09/01/38	24,000,000
Washington State Housing Finance Commission MF Hsg VRDN RB for Vintage Spokane Project Series 2006 A (FNMA)
8,000,000	0.190	08/15/40	8,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$2,783,247,000

Variable Rate Obligations(a) — 14.4%
Bank of Nova Scotia
$200,000,000	0.300%	07/10/12	$200,000,000
BNP Paribas Securities Corp.
200,000,000	0.456	09/09/11	200,000,000
100,000,000	0.550	02/06/12	100,000,000
JPMorgan Chase Bank NA
195,000,000	0.304	07/17/12	195,000,000
280,000,000	0.235	07/20/12	280,000,000
Lloyds TSB Bank PLC
198,000,000	0.372	11/07/11	198,000,000
Rabobank Nederland NV(c)
98,000,000	0.331	03/16/12	98,000,000
Royal Bank of Scotland PLC
200,000,000	0.398	08/16/11	200,000,000
150,000,000	0.659	08/23/11	150,000,000
Societe Generale
223,000,000	0.486	09/09/11	223,000,000
UBS AG
40,000,000	0.463	08/04/11	40,011,136
87,770,000	0.700	09/06/11	87,850,590
446,000,000	0.354	10/07/11	446,000,000
Westpac Banking Corp(c)
174,000,000	0.333	07/06/12	174,000,000
Westpac Securities New Zealand Ltd.(c)
49,000,000	0.307	10/18/11	49,000,000
300,000,000	0.347	11/04/11	300,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$2,940,861,726

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$15,901,388,412

Repurchase Agreements-Unaffiliated Issuers(d) — 22.7%
Barclays Capital, Inc.
$50,000,000	0.360%	06/01/11	$50,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
Maturity Value: $50,000,500
Collateralized by various corporate security issuers, 0.000%, due 06/01/11. The aggregate market value of the collateral, including accrued interest, was 52,500,001.
$200,000,000	0.460%	06/01/11	$200,000,000
Maturity Value: $200,002,556
Collateralized by various corporate security issuers, 2.125% to 7.250%, due 06/30/13 to 11/15/40. The aggregate market value of the collateral, including accrued interest, was 220,008,670.
200,000,000	0.900	04/24/12	200,000,000
Maturity Value: $201,815,000
Settlement Date: 04/27/11
Collateralized by various corporate security issuers, 1.750% to 7.250%, due 05/31/11 to 03/15/47. The aggregate market value of the collateral, including accrued interest, was 220,000,501.
BNP Paribas Securities Co.
146,000,000	0.230	06/01/11	146,000,000
Maturity Value: $146,000,933
Collateralized by various corporate security issuers, 0.369% to 10.125%, due 09/08/11 to 03/29/49. The aggregate market value of the collateral, including accrued interest, was 153,300,001.
250,000,000	0.380	06/01/11	250,000,000
Maturity Value: $250,002,639
Collateralized by various corporate security issuers, 0.000% to 11.500%, due 09/15/11 to 12/29/49 and various mortgage-backed security issuers, 0.444% to 5.997%, due 10/29/21 to 06/25/47. The aggregate market value of the collateral, including accrued interest, was 275,000,002.

250,000,000	0.220	06/07/11	250,000,000
Maturity Value: $250,275,000
Settlement Date: 12/09/10
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 7.500%, due 11/01/13 to 01/01/41 and Federal National Mortgage Association, 3.000% to 7.500%, due 02/01/12 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was 255,000,000.

210,000,000	0.130	09/01/11	210,000,000
Maturity Value: $210,091,758
Settlement Date: 05/03/11
Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 13.956%, due 05/15/20 to 05/15/41, Federal National Mortgage Association, 0.000% to 8.280%, due 01/25/21 to 05/25/41 and Government National Mortgage Association, 0.000% to 4.500%, due 01/16/13 to 08/16/40. The aggregate market value of the collateral, including accrued interest, was 219,973,638.

Credit Suisse Securities (USA) LLC
300,000,000	0.130	06/01/11	300,000,000
Maturity Value: $300,001,083
Collateralized by U.S. Treasury Bond, 7.875%, due 02/15/21 and U.S. Treasury Notes, 1.125% to 4.125%, due 01/15/12 to 05/15/15. The aggregate market value of the collateral, including accrued interest, was 306,005,020.

Deutsche Bank Securities, Inc.
100,000,000	0.140	06/01/11	100,000,000
Maturity Value: $100,000,389
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 12/01/37 to 05/01/41. The aggregate market value of the collateral, including accrued interest, was 103,000,000.
298,000,000	0.460	06/01/11	298,000,000
Maturity Value: $298,003,808

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
Collateralized by various corporate security issuers, 0.000% to 8.500%, due 05/31/11 to 11/15/40. The aggregate market value of the collateral, including accrued interest, was 327,800,003.
J.P. Morgan Securities LLC
$150,000,000	0.460%	06/01/11	$150,000,000
Maturity Value: $150,001,917
Collateralized by various corporate security issuers, 0.375% to 12.000%, due 08/01/11 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was 162,003,267.
Joint Repurchase Agreement Account I
184,200,000	0.108	06/01/11	184,200,000
Maturity Value: $184,200,553
Joint Repurchase Agreement Account III
1,100,000,000	0.138	06/01/11	1,100,000,000
Maturity Value: $1,100,004,217
Morgan Stanley
200,000,000	1.272	05/03/12	200,000,000
Maturity Value: $202,572,774
Settlement Date: 05/05/11
Collateralized by various asset-backed obligations, 0.000% to 10.310%, due 09/20/13 to 09/05/52 and various mortgaged-backed obligations, 0.000% to 7.289%, due 12/15/20 to 03/12/51. The aggregate market value of the collateral, including accrued interest, was 252,536,666.

RBS Securities, Inc.
100,000,000	0.400	06/03/11	100,000,000
Maturity Value: $100,007,778
Settlement Date: 05/27/11
Collateralized by various mortgaged-backed obligations, 0.404% to 11.954%, due 02/20/34 to 06/11/50. The aggregate market value of the collateral, including accrued interest, was 115,000,729.
200,000,000	0.745	05/21/12	200,000,000
Maturity Value: $201,507,061
Settlement Date: 05/23/11
Collateralized by various mortgaged-backed obligations, 0.464% to 7.443%, due 01/14/29 to 02/15/51. The aggregate market value of the collateral, including accrued interest, was 235,216,946.
Societe Generale
200,000,000	0.260	06/01/11	200,000,000
Maturity Value: $200,001,444
Collateralized by various common stocks issuers. The market value of the collateral was 216,000,030.
UBS Securities LLC
11,700,000	0.090	06/01/11	11,700,000
Maturity Value: $11,700,029
Collateralized by U.S. Treasury Note, 1.000%, due 05/15/14. The market value of the collateral, including accrued interest, was 11,934,046.
250,000,000	0.120	06/01/11	250,000,000
Maturity Value: $250,000,833
Collateralized by U.S. Treasury Note, 1.750%, due 05/31/16. The market value of the collateral, including accrued interest, was 255,000,081.
Wells Fargo Securities LLC
225,000,000	0.310	06/01/11	225,000,000
Maturity Value: $225,001,938
Collateralized by various mortgage-backed obligations, 0.000% to 6.250%, due 09/20/22 to 12/12/49, various corporate issuers, 0.000% to 12.000%, due 12/05/13 to 02/15/18. The aggregate market value of the collateral, including accrued interest, was 236,250,000.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$4,624,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers(d) — 0.3%
Goldman, Sachs & Co.
$75,000,000	0.120%	06/01/11	$75,000,000
Maturity Value: $75,000,250
Collateralized by Federal National Mortgage Association, 4.000% to 5.000%, due 09/01/30 to 12/01/36. The aggregate market value of the collateral, including accrued interest, was 76,500,001.

TOTAL INVESTMENTS — 101.0%			$20,601,288,412

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%			(206,809,390)

NET ASSETS — 100.0%			$20,394,479,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(b) All or portion represents a forward commitment.

(c) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2011, these securities amounted to $732,400,000 or approximately 3.6% of net assets.

(d) Unless noted, all repurchase agreements were entered into on May 31, 2011. Additional information on Joint Repurchase Agreement Accounts I & III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
SF Hsg	— Single Family Housing
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 31.7%
Amsterdam Funding Corp.
$87,000,000	0.320%	07/05/11	$86,973,707
Argento Variable Funding Co. LLC
300,000,000	0.370	06/06/11	299,984,583
90,000,000	0.300	07/06/11	89,973,750
100,000,000	0.290	07/07/11	99,971,000
Aspen Funding Corp.
50,000,000	0.280	07/08/11	49,985,611
100,078,000	0.270	07/13/11	100,046,475
100,080,000	0.280	07/26/11	100,037,188
75,084,000	0.220	08/22/11	75,046,375
Barton Capital LLC
80,000,000	0.270	07/13/11	79,974,800
100,000,000	0.270	07/21/11	99,962,500
Chariot Funding LLC
429,652,000	0.160	06/15/11	429,625,266
Charta LLC
100,000,000	0.280	06/08/11	99,994,556
250,000,000	0.250	08/18/11	249,864,583
Ciesco LLC
250,000,000	0.250	08/18/11	249,864,583
Gemini Securitization Corp.
136,041,000	0.190	06/03/11	136,039,564
100,000,000	0.300	06/07/11	99,995,000
75,000,000	0.220	08/15/11	74,965,625
Govco LLC
50,000,000	0.290	06/24/11	49,990,736
175,000,000	0.280	06/29/11	174,961,889
98,000,000	0.240	07/26/11	97,964,067
Grampian Funding LLC
125,000,000	0.280	07/06/11	124,965,972
257,000,000	0.300	07/06/11	256,925,042
150,000,000	0.290	07/07/11	149,956,500
150,000,000	0.280	07/15/11	149,948,667
Hannover Funding Co. LLC
150,000,000	0.471	07/06/11	149,931,458
60,000,000	0.471	09/20/11	59,913,050
60,000,000	0.501	10/17/11	59,885,000
Kells Funding LLC
300,000,000	0.370	06/01/11	300,000,000
LMA Americas LLC
126,100,000	0.290	06/09/11	126,091,874
132,100,000	0.190	06/24/11	132,083,964
Matchpoint Master Trust
369,378,000	0.185	06/21/11	369,340,036
125,000,000	0.180	06/27/11	124,983,750
100,000,000	0.250	08/15/11	99,947,917
Newport Funding Corp.
50,012,000	0.200	06/24/11	50,005,609
50,000,000	0.290	06/28/11	49,989,125
98,000,000	0.270	07/06/11	97,974,275
50,000,000	0.270	07/21/11	49,981,250
150,000,000	0.260	07/26/11	149,940,417
Royal Park Investment SA
100,000,000	0.310	06/01/11	100,000,000
118,000,000	0.270	06/23/11	117,980,530
125,000,000	0.445	07/18/11	124,927,378
115,000,000	0.400	08/10/11	114,910,556
100,000,000	0.421	09/06/11	99,886,833
Straight-A Funding LLC
259,917,000	0.250	06/01/11	259,917,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Tasman Funding, Inc.
$59,055,000	0.280%		07/07/11	$59,038,465
128,000,000	0.270		07/14/11	127,958,720
117,033,000	0.270		07/18/11	116,991,746

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$6,368,696,992

Master Demand Note — 3.7%
Merrill Lynch, Pierce, Fenner & Smith, Inc.
$750,000,000	0.300%		07/11/11	$750,000,000

Municipal Debt Obligations — 2.6%
Houston,TX GO Notes TRANS Series 2010
$72,000,000	2.000%		06/30/11	$72,099,506
Jacksonville, Florida Electric Authority Revenue VRDN RB Series 2000 B (Bayerische Landesbank SPA)
26,900,000	0.270		08/01/11	26,900,000
Los Angeles Municipal Improvement Corp. CP Series 2011 A-2
20,066,000	0.230		07/01/11	20,066,000
New York City Municipal Water Finance Authority
30,000,000	0.200		06/17/11	30,000,000
New York City, NY Municipal Water Finance Authority CP Series 2011
80,000,000	0.220		06/17/11	80,000,000
Texas State TRANS Series 2010
283,100,000	2.000		08/31/11	284,240,898

TOTAL MUNICIPAL DEBT OBLIGATIONS				$513,306,404

Time Deposit — 1.3%
Citibank N.A.
$256,900,000	0.090%		06/01/11	$256,900,000

U.S. Government Agency Obligations — 25.4%
Federal Farm Credit Bank
$100,000,000	0.156	%(a)	12/08/11	$99,992,178
100,000,000	0.156	(a)	12/09/11	99,992,885
66,000,000	0.154	(a)	01/27/12	65,983,494
43,240,000	0.311	(a)	11/01/12	43,240,000
72,300,000	0.332	(a)	12/14/12	72,300,000
Federal Home Loan Bank
175,000,000	0.102	(a)	07/11/11	174,988,180
45,300,000	0.300		10/21/11	45,300,000
260,000,000	0.260		11/17/11	259,922,851
74,650,000	0.320		12/06/11	74,636,753
149,250,000	0.320		12/09/11	149,223,091
74,600,000	0.350		12/13/11	74,586,128
39,000,000	0.350		12/19/11	38,988,199
153,000,000	0.350		12/23/11	152,957,090
110,000,000	0.470		12/28/11	110,000,000
95,000,000	0.158	(a)	01/26/12	94,981,050
190,000,000	0.143	(a)	01/30/12	189,954,326
349,000,000	0.143	(a)	02/03/12	348,926,202
277,000,000	0.152	(a)	02/13/12	276,959,015
Federal Home Loan Mortgage Corp.
133,700,000	0.202	(a)	08/05/11	133,695,765

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp. — (continued)
$400,000,000	0.122	%(a)	01/11/12	$399,877,506
495,000,000	0.160	(a)	02/04/13	494,576,352
500,000,000	0.160	(a)	05/03/13	499,610,875
102,000,000	0.000	(a)(b)	06/03/13	101,917,196
Federal National Mortgage Association
295,000,000	0.432		07/05/11	294,880,197
290,000,000	0.432		07/07/11	289,875,300
500,000,000	0.321		08/01/11	499,728,889

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,087,093,522

U.S. Government Guarantee Variable Rate Obligation*(a) — 0.5%
Wells Fargo & Co.
$97,500,000	1.159%		12/09/11	$97,969,190

U.S. Treasury Obligations — 0.4%
United States Treasury Notes
$22,000,000	1.000%		07/31/11	$22,021,425
56,000,000	4.875		07/31/11	56,410,228
8,799,000	0.750		11/30/11	8,818,432

TOTAL U.S. TREASURY OBLIGATIONS				$87,250,085

Variable Rate Municipal Debt Obligations(a) — 17.8%
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (GO of Corp.)
$25,780,000	0.110%		12/01/30	$25,780,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (GO of Corp.)
25,000,000	0.110		12/01/30	25,000,000
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT (GO of Corp.)
39,295,000	0.130		07/01/22	39,295,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2001 A RMKT (Barclay Bank PLC LOC)
50,000,000	0.080		04/01/36	50,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C-1 RMKT (Sumitomo Mitsui Banking Corp. LOC)
27,000,000	0.120		04/01/45	27,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 D-1 (Lloyds TSB Bank PLC LOC)
115,500,000	0.110		04/01/45	115,500,000
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferreds Series 2011 (Citibank N.A.)(c)
7,500,000	0.380		06/01/41	7,500,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferreds Series 2011 (Citibank N.A.)(c)
4,000,000	0.380		06/01/41	4,000,000
BlackRock MuniYield Quality Fund III, Inc. VRDN Tax-Exempt Preferreds Series 2011 (Citibank N.A.)(c)
23,000,000	0.380		06/01/41	23,000,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
89,915,000	0.160		06/01/41	89,915,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-11 (Bank of America N.A. SPA and California State Teachers Retiremeent System)
$34,600,000	0.150%	05/01/22	$34,600,000
California Statewide Communities Development Authority VRDN RB for Harmony Court Apartments Series 2006 E (FNMA)
7,605,000	0.180	01/15/37	7,605,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (GTY AGMT-Kaiser)
29,265,000	0.160	11/01/30	29,265,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
30,200,000	0.160	10/01/13	30,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser)
18,650,000	0.160	08/15/25	18,650,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
104,750,000	0.160	04/01/38	104,750,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A
108,600,000	0.160	04/01/32	108,600,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
20,000,000	0.170	01/15/37	20,000,000
City of Cleveland, Ohio Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC)
48,700,000	0.180	01/01/33	48,700,000
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
10,000,000	0.190	07/01/33	10,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable-Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
21,699,000	0.250	07/01/33	21,699,000
Colorado State General Fund VRDN TRANS Putters Series 2011-3890 (JPMorgan Chase Bank)(c)
60,000,000	0.150	06/27/11	60,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2
21,700,000	0.120	07/01/29	21,700,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
29,910,000	0.190	11/15/39	29,910,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
89,320,000	0.170	06/01/34	89,320,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 B (Wells Fargo Bank N.A. SPA)
13,975,000	0.130	07/01/35	13,975,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Lukes Episcopal Hospital Series 2005 A RMKT (JPMorgan Chase Bank and Wells Fargo Baden-Wurttenberg SPA)
75,820,000	0.190	02/15/32	75,820,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2
30,000,000	0.150	11/15/37	30,000,000
Illinois State Health Facilities Authority VRDN RB for Evanston Hospital Corp. Series 1995 RMKT (Wells Fargo Bank N.A. SPA)
42,000,000	0.150	06/01/35	42,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA)
$28,150,000	0.150%	08/15/42	$28,150,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA)
13,400,000	0.150	08/15/42	13,400,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (JPMorgan Chase Bank LOC)
10,000,000	0.160	08/15/42	10,000,000
Indiana State Finance Authority Health System VRDN RB Sisters of St. Francis Refunding Series 2008 A (JPMorgan Chase Bank SPA)
12,000,000	0.150	11/01/41	12,000,000
Indiana State Finance Authority Hospital VRDN RB for Indiana University Health Series 2011 K (JPMorgan Chase Bank LOC)
10,000,000	0.140	03/01/33	10,000,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (PNC BANK N.A. LOC)
53,275,000	0.160	11/01/39	53,275,000
Indiana State Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.130	02/01/39	40,000,000
Indiana State Health Facility Financing Authority VRDN RB for Ascension Series 2005 A-2 RMKT
18,200,000	0.160	11/01/27	18,200,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase Bank SPA)
35,090,000	0.180	10/01/41	35,090,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase Bank SPA)
28,200,000	0.130	09/01/19	28,200,000
King County Washington GO VRDN Series 2009 A (Bank of America N.A. SPA)
15,000,000	0.170	06/01/29	15,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA)
23,000,000	0.120	07/01/31	23,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-1 (JPMorgan Chase Bank SPA)
26,000,000	0.150	07/01/35	26,000,000
Loudoun County Virginia Industrial Development Authority VRDN RB for Howard Hughes Medical Center Series 2009 B
10,000,000	0.140	10/01/39	10,000,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B
36,700,000	0.130	05/15/43	36,700,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Series 2008 A-1 (JPMorgan Chase Bank SPA)
10,000,000	0.160	07/01/21	10,000,000
Massachusetts State Development Finance Agency VRDN RB for Partners HealthCare System Series 2011 K-2 (Barclays Bank PLC SPA)
26,000,000	0.100	07/01/46	26,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F (GO of Institution)
30,500,000	0.110	11/01/26	30,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase Bank SPA)
38,500,000	0.150	07/01/27	38,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (GO of Institution) (JPMorgan Chase Bank SPA)
17,000,000	0.150	07/01/38	17,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-2 (U.S. Bank N.A. SPA)
$21,000,000	0.120%	07/01/44	$21,000,000
Massachusetts Water Resources Authority VRDN RB refunding Series 2008 A-3 RMKT (GO of Authority) (Wells Fargo Bank N.A. SPA)
24,300,000	0.150	08/01/37	24,300,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
46,470,000	0.180	02/01/24	46,470,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC SPA)
28,980,000	0.130	07/01/37	28,980,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT Chevron Corp.)
35,400,000	0.140	12/01/30	35,400,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT Chevron Corp.)
25,000,000	0.120	12/01/30	25,000,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA)
20,000,000	0.160	11/01/23	20,000,000
Mississippi State GO VRDN Series 2007 (Bank of America N.A.)
10,000,000	0.160	09/01/27	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase Bank SPA)
35,825,000	0.170	06/01/33	35,825,000
Montgomery County Housing Opportunites Commission VRDN RB for Oakfield Apartments Series 2005 I (FNMA)
10,050,000	0.180	10/15/39	10,050,000
Nebraska Investment Finance Authority SF Hsg VRDN RB Series 2010 C (GNMA, FNMA and FHLMC)
25,585,000	0.170	09/01/32	25,585,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase Bank SPA)
15,000	0.130	06/01/31	15,000
New Jersey State VRDN TRANS Putters Series 2011-3889 (JPMorgan Chase & Co.)(c)
81,995,000	0.150	06/23/11	81,995,000
New York City GO VRDN Fiscal 2008 Series 2007 Subseries D-3 (Calyon Bank SPA)
20,750,000	0.150	12/01/32	20,750,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.180	08/01/20	62,705,000
New York City GO VRDN Series 2004 Subseries H-8 (Bank of America N.A. LOC)
47,730,000	0.170	03/01/34	47,730,000
New York City GO VRDN Series 2008 Subseries J-9 (Bank of Nova Scotia SPA)
45,000,000	0.140	08/01/27	45,000,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Fiscal 2008 Series 2007 BB-4 (BNP Paribas SPA)
20,500,000	0.130	06/15/33	20,500,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Series 2007 BB-2 (Bank of America N.A. SPA)
15,400,000	0.150	06/15/35	15,400,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank SPA)
10,100,000	0.150	11/01/28	10,100,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
90,000,000	0.170	02/01/35	90,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
$75,640,000	0.250%	05/01/30	$75,640,000
New York Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2008 B-7V (GO of Corp.) (JPMorgan Chase Bank SPA)
17,285,000	0.150	04/01/20	17,285,000
New York Local Government Assistance Corp. VRDN RB Sub Lien Series 2003-8V RMKT (JPMorgan Chase Bank SPA)
10,000,000	0.150	04/01/19	10,000,000
New York State Dormitory Authority VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC)
10,000,000	0.160	07/01/27	10,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health System Series 2005 B (Wells Fargo Bank N.A. SPA)
90,200,000	0.150	06/01/28	90,200,000
North Carolina State GO VRDN Public for Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
23,195,000	0.150	05/01/21	23,195,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA)
28,405,000	0.180	10/01/28	28,405,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA)
38,635,000	0.160	10/01/27	38,635,000
Orlando Utilities Commission VRDN RB Series 2008 2 RMKT (JPMorgan Chase Bank SPA)
25,000,000	0.150	10/01/33	25,000,000
Pennsylvania State Turnpike Commission VRDN RB for Multi Modal Series 2008 C (Barclays Bank PLC LOC)
25,300,000	0.180	06/01/38	25,300,000
Pennsylvania State University VRDN RB Series 2002 A (GO of University) (JPMorgan Chase & Co. SPA)
26,100,000	0.150	03/01/32	26,100,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-2
9,500,000	0.120	09/01/35	9,500,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
10,000,000	0.120	09/01/35	10,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-3 RMKT
37,900,000	0.120	09/01/24	37,900,000
Purdue University VRDN RB for Student Facilities System Series 2007 C
58,695,000	0.110	07/01/32	58,695,000
Raleigh North Carolina Comb Enterprise System VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA)
13,905,000	0.150	03/01/35	13,905,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wells Fargo Bank N.A. SPA)
115,000,000	0.150	02/01/34	115,000,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Brown Higher Education Facilities Series 2001 B
15,560,000	0.110	09/01/32	15,560,000
Rochester Health Care Facilities VRDN RB for Mayo Clinic Series 2008 A
95,000,000	0.150	11/15/38	95,000,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation Series 2002 B RMKT (Bank of America N.A. SPA)
31,500,000	0.160	08/15/32	31,500,000
San Antonio Texas Electric & Gas VRDN RB Junior Lein Series 2003 (Bank of America N.A. SPA)
30,000,000	0.190	02/01/33	30,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase Bank SPA)
$23,395,000	0.160%	04/01/38	$23,395,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC)
29,400,000	0.190	10/01/31	29,400,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
78,000,000	0.170	08/01/27	78,000,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2003 B
34,225,000	0.140	08/01/17	34,225,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2003 D
9,680,000	0.140	02/01/19	9,680,000
State of Texas GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp. LOC)
25,000,000	0.200	06/01/32	25,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2008 B
19,960,000	0.150	11/15/33	19,960,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 C
10,000,000	0.150	12/01/39	10,000,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2010 B (Sumitomo Mitsui Banking Corp. SPA)
13,220,000	0.200	12/01/31	13,220,000
University of Michigan VRDN RB for Medical Service Plan Series 1995 A
10,000,000	0.140	12/01/27	10,000,000
University of Michigan VRDN RB Series 2008 B (U.S. Bank N.A. SPA)
61,400,000	0.110	04/01/28	61,400,000
University of Texas VRDN RB Refunding Series 2007 B (University of Texas System Board of Regents)
71,910,000	0.110	08/01/33	71,910,000
Wake County GO VRDN Series 2007 A (Wells Fargo Bank N.A. SPA)
25,800,000	0.150	03/01/26	25,800,000
Washington State Housing Finance Commission MF Hsg VRDN RB for Vintage Spokane Project Series 2006 A (FNMA)
7,500,000	0.190	08/15/40	7,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$3,567,914,000

Variable Rate Obligations(a) — 4.6%
JPMorgan Chase Bank NA
$255,000,000	0.304%	07/17/12	$255,000,000
400,000,000	0.235	07/20/12	400,000,000
Wells Fargo & Co.
273,862,000	0.408	10/15/11	273,912,112

TOTAL VARIABLE RATE OBLIGATIONS			$928,912,112

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$17,658,042,305

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — 12.0%
Barclays Capital, Inc.
$225,000,000	0.100%	06/01/11	$225,000,000
Maturity Value: $225,000,625
Collateralized by Federal Home Loan Mortgage Corp., 4.00% to 4.500% , due 01/01/25 to 12/01/40 and Federal National Mortgage Association, 3.500% to 5.500%, due 03/01/25 to 12/01/39. The aggregate market value of the collateral, including accrued interest,

BNP Paribas Securities Co.
320,000,000	0.220	06/07/11	320,000,000
Maturity Value: $320,351,999
Settlement Date: 12/09/10
Collateralized Federal National Mortgage Association, 3.000% to 7.000%, due 04/01/16 to 05/01/41. The aggregate market value of the collateral, including accrued interest, was $326,400,004.
210,000,000	0.130	09/01/11	210,000,000
Maturity Value: $210,091,758
Settlement Date: 05/03/11
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.500%, due 01/01/12 to 05/01/41 and Federal National Mortgage Association, 3.000% to 7.500%, due 04/01/12 to 06/01/47. The aggregate market value of the collateral, including accrued interest,

BNYMellon Investment
200,000,000	0.110	06/01/11	200,000,000
Maturity Value: $200,000,611
Collateralized by U.S. Treasury Note, 2.625%, due 11/15/20. The market value of the collateral, including accrued interest, was $204,356,098.
Deutsche Bank Securities, Inc.
250,000,000	0.140	06/01/11	250,000,000
Maturity Value: $250,000,972
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 11/01/25 to 03/01/41. The aggregate market value of the collateral, including accrued interest, was $257,499,999.
J.P.Morgan Securities LLC
300,000,000	0.460	06/01/11	300,000,000
Maturity Value: $300,003,833
Collateralized by various corporate security issuers, 0.000% to 15.000%, due 07/15/11 to 08/19/65 and various mortgage-backed obligations, 0.334% to 6.899%, due 07/15/15 to 05/25/37. The aggregate market value of the collateral, including accrued interest

Joint Repurchase Agreement Account I
23,200,000	0.108	06/01/11	23,200,000
Maturity Value: $23,200,070
Joint Repurchase Agreement Account III
100,000,000	0.138	06/01/11	100,000,000
Maturity Value: $100,000,383
Morgan Stanley
298,000,000	1.272	05/03/12	298,000,000
Maturity Value: $301,833,433
Settlement Date: 05/05/11
Collateralized by various mortgage-backed obligations, 0.000% to 12.900%, due 08/25/11 to 08/07/52. The aggregate market value of the collateral, including accrued interest, was $373,374,183.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
Wells Fargo Securities LLC
$475,000,000	0.310%	06/01/11	$475,000,000
Maturity Value: $475,004,090
Collateralized by various government security issuers, 0.000% to 5.500%, due 11/15/13 to 04/26/24 and various mortgage-backed obligations, 0.000% to 9.000%, due 09/18/11 to 06/10/49. The aggregate market value of the collateral, including accrued interest

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$2,401,200,000

Repurchase Agreements-Affiliated Issuers(d) — 0.5%
Goldman, Sachs & Co.
$100,000,000	0.120%	06/01/11	$100,000,000
Maturity Value: $100,000,333
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 08/01/37 and Government National Mortgage Association, 6.000%, due 09/15/38 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

TOTAL INVESTMENTS — 100.5%			$20,159,242,305

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(96,099,896)

NET ASSETS — 100.0%			$20,063,142,409

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(b) All or portion represents a forward commitment.

(c) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2011, these securities amounted to $176,495,000 or approximately 0.9% of net assets.

(d) Unless noted, all repurchase agreements were entered into on May 31, 2011. Additional information on Joint Repurchase Agreement Accounts I & III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Investment Abbreviations:
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
SF Hsg	— Single Family Housing
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.8%
California — 96.0%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A.)
$2,815,000	0.180%	04/01/47	$2,815,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley Bank)(a)
3,721,828	0.180	04/01/39	3,721,828
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.)
1,800,000	0.180	04/01/14	1,800,000
California Educational Facilities Authority for Stanford University CP Series 2004
5,400,000	0.380	08/03/11	5,400,000
California Educational Facilities Authority VRDN RB Floaters Certificates Series 2009-42C (GO of Institution) (Wells Fargo Bank N.A. LOC)(a)
1,000,000	0.180	11/01/39	1,000,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank)(a)
2,600,000	0.180	01/01/16	2,600,000
California Educational Facilities Authority VRDN RB for Southern California University Putters Series 2008-2953 (JP Morgan Chase Bank)
1,000,000	0.180	10/01/15	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-11B Reg D (Barclays Bank PLC)(a)
2,300,000	0.150	10/01/38	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-3067X (Morgan Stanley Bank)(a)
2,500,000	0.180	10/01/39	2,500,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank)(a)
2,000,000	0.100	10/01/38	2,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank)(a)
1,000,000	0.180	10/01/16	1,000,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series L-5
400,000	0.130	10/01/17	400,000
California Health Facilities Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase Bank)(a)
1,500,000	0.180	05/15/39	1,500,000
California Health Facilities Financing Authority RB Refunding for Stanford Hospital Series 2008 A-3
2,000,000	3.450	11/15/40	2,002,298
California Health Facilities Financing Authority VRDN RB Floaters Series 2011 E-21 (Royal Bank of Canada)(b)
3,000,000	0.220	10/01/31	3,000,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System Floaters Series 2011-688 (NATL-RE) (GTY AGMT-Bank of America N.A.)(a)
3,000,000	0.320	09/01/28	3,000,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare West Series 2005 I (Bank of America N.A. LOC)
800,000	0.170	07/01/35	800,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wells Fargo Bank N.A. LOC)
2,000,000	0.140	10/01/31	2,000,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 D (Bank of America N.A. LOC)
1,275,000	0.150	10/01/31	1,275,000
California Health Facilities Financing Authority VRDN RB for University of Southern California Floaters Series 2007-1858 (GTY AGMT-Wells Fargo Bank N.A.)
4,395,000	0.180	11/15/42	4,395,000
California Health Facilities Financing Authority VRDN RB Putters Series 2010-3630 (JPMorgan Chase Bank)(a)
3,660,000	0.180	10/01/17	3,660,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B
2,500,000	0.140	08/15/33	2,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley Bank)(a)
$1,400,000	0.190%	11/15/36	$1,400,000
California Health Facilities Financing Authority VRDN RB ROCS RR-II R-11952 Series 2011 (Citibank N.A.)(a)
1,500,000	0.190	08/15/18	1,500,000
California Health Facilities Financing Authority VRDN RB Sutter Health Floaters Series 2011-3255 (Morgan Stanley Bank)(a)
750,000	0.190	11/15/42	750,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Facility Bonds Series 2010 A (GTY AGMT-Chevron Corp.)
7,200,000	0.100	11/01/35	7,200,000
California Pollution Control Financing Authority VRDN RB Refunding for Exxon Project Series 1989
2,200,000	0.090	12/01/12	2,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-1 (California State Teachers Retirement System and Wells Fargo Bank)
1,000,000	0.150	05/01/22	1,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
2,000,000	0.140	05/01/22	2,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-17 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
3,800,000	0.140	05/01/22	3,800,000
California State Department of Water Resources VRDN RB for Central Valley Project ROCS RR-II R-11552 Series 2008 (BHAC-CR FGIC) (Citibank N.A.)
700,000	0.180	12/01/11	700,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) Citibank N.A.)
3,000,000	0.190	05/01/16	3,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 B-3
1,500,000	0.330	07/06/11	1,500,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 B-4
2,500,000	0.370	06/08/11	2,500,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 B (Bank of America N.A. LOC)
2,000,000	0.160	08/15/36	2,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A. LOC)
900,000	0.100	08/15/27	900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D
2,000,000	0.160	05/01/33	2,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser)
1,000,000	0.160	04/01/36	1,000,000
California Statewide Communities Development Authority VRDN RB for Monterey Penninsula Series 2011 B (U.S. Bank N.A. LOC)
3,000,000	0.130	06/01/33	3,000,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Lloyds TSB Bank PLC, LOC)
2,500,000	0.120	06/01/32	2,500,000
City of Santa Rosa California Waste Water VRDN RB Refunding Series 2004 A (Landesbank Baden-Wurttemberg LOC)
400,000	0.330	09/01/33	400,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM and Morgan Stanley Bank)(a)
4,035,000	0.190	08/01/32	4,035,000
Fresno VRDN RB for Trinity Health Credit Group Series 2000 C (Helaba SPA)
2,625,000	0.170	12/01/30	2,625,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust SPA)
3,000,000	0.200	06/01/30	3,000,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Irvine Ranch California Water District GO VRDN Consolidated Series 2009 B
$1,700,000	0.110%	10/01/41	$1,700,000
Irvine Ranch California Water District GO VRDN for Consolidated Improvement Districts Series 1989 (Bank of America N.A. LOC)
2,900,000	0.130	06/01/15	2,900,000
Irvine Ranch California Water District GO VRDN Series 1995 (Sumitomo Mitsui Banking Corp. LOC)
2,000,000	0.140	01/01/21	2,000,000
Irvine Ranch California Water District VRDN RB Series 2011 A-2 (GO of District)
3,000,000	0.220	04/02/12	3,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
5,845,000	0.160	12/15/24	5,845,000
Los Angeles County GO TRANS Series 2010
7,115,000	2.000	06/30/11	7,121,912
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
7,800,000	0.140	04/15/28	7,800,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)
2,236,000	0.140	04/15/28	2,236,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA)
10,650,000	0.120	07/01/23	10,650,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-27B (Barclays Bank PLC)(a)
1,600,000	0.160	05/15/40	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floaters Series 2010-80W (Barclays Bank PLC)(a)
2,645,000	0.160	05/15/31	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3839 (JPMorgan Chase Bank)(a)
2,000,000	0.180	05/15/33	2,000,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
2,500,000	0.180	05/15/18	2,500,000
Los Angeles Department of Water & Power VRDN RB Power System Subseries 2002 A-4 (JP Morgan Chase Bank SPA)
1,200,000	0.130	07/01/35	1,200,000
Los Angeles Unified School District GO TRANS Series 2010 A
1,500,000	2.000	06/30/11	1,501,574
Metropolitan Water District Southern California Waterworks Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC)(a)
2,800,000	0.160	07/01/35	2,800,000
Newport Beach VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A.)(a)
100,000	0.180	06/01/13	100,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyoun Apartments Series 1997 A (FNMA)
200,000	0.150	06/15/37	200,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA)
500,000	0.150	11/15/28	500,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC)
800,000	0.140	12/01/29	800,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank)(a)
3,400,000	0.180	08/01/15	3,400,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank)(a)
2,000,000	0.180	02/15/18	2,000,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC)
2,000,000	0.170	02/01/35	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase Bank SPA)
$3,875,000	0.150%	06/01/29	$3,875,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC)
4,500,000	0.140	11/01/34	4,500,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA)
2,600,000	0.150	07/15/29	2,600,000
Sacramento Transportation Authority Sales Tax VRDN RB Limited Tax Measure Series 2009 A (Barclays Bank PLC)
5,600,000	0.140	10/01/38	5,600,000
San Bernardino County Flood Control District VRDN RB Refunding Series 2008 (UBS AG LOC)
5,500,000	0.120	08/01/37	5,500,000
San Bernardino County GO TRANS Series 2010 A
5,125,000	2.000	06/30/11	5,131,527
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank)(a)
700,000	0.180	02/01/17	700,000
San Diego Community College District GO VRDN Putters Series 2010-3676Z (AGM and JPMorgan Chase Bank)(a)
3,335,000	0.180	11/01/13	3,335,000
San Diego County & School District TRANS Series 2010 A
2,000,000	2.000	06/30/11	2,002,564
San Diego County Water Authority CP Notes Series 1995-1 (Bayerische Landesbank)
4,500,000	0.260	06/15/11	4,500,000
San Diego County Water Authority VRDN COPS Austin Trust Series 2008-3001X (NATL-RE) (Bank of America N.A.)
1,790,000	0.270	05/01/32	1,790,000
San Francisco Bay Area Rapid Transit District GO VRDN Eagle Series 2007-0100 Class A Series 2007 (Citibank N.A.)
1,000,000	0.180	08/01/35	1,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12318 Series 2011 (Citibank N.A.)(a)
700,000	0.170	08/01/30	700,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153X (Morgan Stanley Bank)(a)
250,000	0.190	11/01/39	250,000
San Francisco City & County Unified School District GO TRANS Series 2010
3,000,000	2.000	06/30/11	3,003,724
San Francisco Transportation Authority CP Notes Series 2011 A
1,000,000	0.320	06/01/11	1,000,000
San Mateo County Community College District GO for Election of 2005 Series 2006 A
1,000,000	4.500	09/01/11	1,010,255
San Mateo County Community College District GO VRDN Floaters Series 2010-3166X (Morgan Stanley Bank)(a)
431,818	0.180	09/01/38	431,818
Santa Clara County Financing Authority VRDN RB for El Camino Hospital Series 2009 A (Wells Fargo Bank N.A. LOC)
1,900,000	0.140	02/01/44	1,900,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
3,500,000	0.140	04/01/36	3,500,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclay Bank PLC SPA)
1,690,000	0.130	06/01/26	1,690,000
Southern California Public Power Authority Project VRDN RB for Mead Adelanto Series 2008 A (JPMorgan Chase Bank SPA)
2,100,000	0.110	07/01/20	2,100,000
Southern California Public Power Authority Project VRDN RB for Mead Phoenix Series 2008 A (JPMorgan Chase Bank SPA)
1,400,000	0.110	07/01/20	1,400,000
University of California VRDN RB Floater Certificates Series 2009-7C (Wells Fargo Bank N.A.)(a)
1,600,000	0.180	05/15/39	1,600,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank)
$3,800,000	0.180%	05/15/14	$3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase Bank)(a)
1,500,000	0.180	11/15/16	1,500,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)
2,000,000	0.180	05/15/32	2,000,000
University of Southern California Educational Facilities Authority VRDN RB ROCS RR-II R-11064 Series 2007 (Citibank N.A.)
1,500,000	0.180	04/01/28	1,500,000
Victor Valley Community College GO VRDN Floaters Certificates Series 2009-34C (Wells Fargo Bank N.A.)(a)
3,700,000	0.180	08/01/44	3,700,000

			237,798,500

Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
2,050,000	0.280	08/01/57	2,050,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Bank)(a)
450,000	0.230	08/01/57	450,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Bank)
6,540,000	0.230	08/01/57	6,540,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)(a)
400,000	0.190	02/01/48	400,000

			9,440,000

TOTAL INVESTMENTS — 99.8%			$247,238,500

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			423,542

NET ASSETS — 100.0%			$247,662,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2011, these securities amounted to $63,128,646 or approximately 25.5% of net assets.

(b) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2011, these securities amounted to $3,000,000 or approximately 1.2% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.9%
New York — 96.0%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank LOC)
$7,700,000	0.150%	07/01/35	$7,700,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
4,700,000	0.230	05/01/33	4,700,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank LOC)
1,200,000	0.200	05/01/33	1,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC)
800,000	0.140	05/01/33	800,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC AGM-CR MBIA) (Citibank N.A.)
1,900,000	0.180	11/15/36	1,900,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC)
995,000	0.160	11/01/34	995,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC)
1,865,000	0.160	11/01/34	1,865,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC)
2,600,000	0.160	11/01/34	2,600,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA)
6,150,000	0.100	01/01/34	6,150,000
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2001 A-1 (AMBAC)
900,000	4.375	11/15/11	915,946
New York City GO Bonds Series 2002 A
2,200,000	5.500	08/01/11	2,218,707
New York City GO Bonds Series 2004 I
1,230,000	5.000	08/01/11	1,239,600
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
1,900,000	0.140	08/01/22	1,900,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank LOC)
1,200,000	0.140	08/01/23	1,200,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank LOC)
300,000	0.180	02/15/16	300,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
300,000	0.180	08/01/20	300,000
New York City GO VRDN Series 2002 Subseries C-3B RMKT (Lloyds TSB Bank PLC)
400,000	0.140	08/01/20	400,000
New York City GO VRDN Series 2003 Subseries A-2 (Bank of America N.A. LOC)
400,000	0.200	08/01/31	400,000
New York City GO VRDN Series 2006 I Subseries I-8 (State Street B&T Co. LOC)
3,700,000	0.170	04/01/36	3,700,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 B (GO of Corp.) (TD Bank N.A. LOC)
2,000,000	0.140	02/15/31	2,000,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (GO of Corp.) (TD Bank N.A. LOC)
3,500,000	0.140	02/15/31	3,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
1,800,000	0.170	04/15/36	1,800,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
2,500,000	0.170	10/15/41	2,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
$4,100,000	0.170%	03/15/36	$4,100,000
New York City Municipal Water Finance Authority CP Series 2011-6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)
1,000,000	0.200	06/17/11	1,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
1,800,000	0.150	06/15/35	1,800,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-3 (Bank of America N.A. SPA)
800,000	0.140	06/15/25	800,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (Royal Bank of Canada SPA)
4,150,000	0.130	06/15/23	4,150,000
New York City Transitional Finance Authority RB Refunding for Future Tax Secured Series 2004 Subseries D-2
1,795,000	5.000	11/01/11	1,829,391
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
2,300,000	0.140	02/01/31	2,300,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries IE (Bayerische Landesbank)
200,000	0.170	11/01/22	200,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2D (Lloyds TSB Bank PLC)
1,000,000	0.140	11/01/22	1,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2-F (Bayerische Landesbank)
2,100,000	0.140	11/01/22	2,100,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
4,500,000	0.140	10/01/36	4,500,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
800,000	0.140	10/01/36	800,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank LOC)
3,260,000	0.150	02/01/34	3,260,000
New York City Trust Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A.)(a)
2,400,000	0.180	01/01/33	2,400,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank)(a)
500,000	0.190	01/01/37	500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B1 (Wells Fargo Bank N.A. SPA)
3,150,000	0.130	04/01/44	3,150,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wells Fargo Bank N.A. SPA)
1,500,000	0.130	04/01/44	1,500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B3 (Wells Fargo Bank N.A. SPA)
1,570,000	0.130	04/01/29	1,570,000
New York City Trust Cultural Resources VRDN RB Refunding for Botanical Garden Series 2009 A (JPMorgan Chase Bank LOC)
3,900,000	0.160	07/01/32	3,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Austin Trust Certificates for New York University Series 2008-1195 (Bank of America N.A. SPA)
5,100,000	0.240	07/01/48	5,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT
600,000	0.100	07/01/28	600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
3,930,000	0.120	09/01/39	3,930,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floaters Series 2011-3C (Wells Fargo Bank N.A.)(a)
$2,600,000	0.190%	07/01/40	$2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Putters Series 2009-3383 (GO of University) (JPMorgan Chase Bank SPA)(a)
385,000	0.180	01/01/17	385,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3209 (JPMorgan Chase Bank SPA)(a)
4,555,000	0.180	01/01/30	4,555,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank)(a)
1,100,000	0.180	07/01/32	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller Series 2005 A Convertible (JPMorgan Chase Bank SPA)
600,000	0.160	07/01/35	600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller Series 2005 A2 Convertible (JPMorgan Chase Bank SPA)
500,000	0.160	07/01/32	500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
6,685,000	0.150	07/01/40	6,685,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 C RMKT (JPMorgan Chase Bank LOC)
1,900,000	0.210	07/01/33	1,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006-B1 RMKT (Bank of America N.A. LOC)
1,000,000	0.200	07/01/24	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank SPA)(a)
600,000	0.180	07/01/37	600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Secondary Issues Floaters Series 2007-1861 (Wells Fargo Bank)
5,045,000	0.170	07/01/39	5,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University ROCS-RR-II R-11722 Series 2009 (GO of University) (Citibank N.A.)(a)
1,100,000	0.180	07/01/16	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.)
2,000,000	0.180	05/29/14	2,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Cornell University ROCS-RR-II R-11943 Series 2011 (Citibank N.A.)(a)
1,000,000	0.180	01/01/32	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A.)(a)
1,000,000	0.180	07/01/34	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA)
4,785,000	0.140	07/01/33	4,785,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A. LOC)
390,000	0.140	07/01/28	390,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC)
3,460,000	0.140	07/01/28	3,460,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A. LOC)
3,800,000	0.100	07/01/33	3,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada LOC)
$1,500,000	0.160%	02/15/31	$1,500,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
2,847,000	0.170	07/01/15	2,847,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 B
700,000	0.170	07/01/23	700,000
New York State Dormitory Authority VRDN RB for New York University Floaters Certificates Series 2009-91C (Wells Fargo Bank N.A.)(b)
590,000	0.400	07/01/39	590,000
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Revolving Funds for New York City Municipal Water Project Series 2002-K
1,000,000	5.000	06/15/11	1,001,790
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank SPA)
1,000,000	0.180	12/15/15	1,000,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC)
2,200,000	0.210	03/15/31	2,200,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 M-1 RMKT (Bank of America N.A. LOC)
800,000	0.160	09/15/21	800,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
1,500,000	0.190	05/15/37	1,500,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
1,000,000	0.170	05/15/34	1,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
3,500,000	0.170	11/15/36	3,500,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA)
2,400,000	0.150	05/15/39	2,400,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A. SPA)
200,000	0.240	04/01/16	200,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC)
3,000,000	0.180	04/01/25	3,000,000
New York State Power Authority CP Series 2011
2,500,000	0.300	06/01/11	2,500,000
1,000,000	0.230	07/18/11	1,000,000
2,500,000	0.300	08/03/11	2,500,000
Port Authority of New York & New Jersey VRDN RB Floaters Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC SPA)(a)
2,150,000	0.160	01/15/41	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R 11793 Series 2009 (GO of Authority)(a)
2,000,000	0.190	03/15/27	2,000,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.)
2,130,000	0.180	10/01/14	2,130,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank)(a)
3,260,000	0.190	06/01/24	3,260,000
Suffolk County Water Authority VRDN RB Putters Series 2011-3899 (JPMorgan Chase Bank)(a)
3,000,000	0.150	05/02/13	3,000,000
Tompkins County New York IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA)
500,000	0.160	07/01/30	500,000
Triborough Bridge & Tunnel Authority RB General Series 2010 A-1 (GO of Authority)
5,035,000	2.000	11/15/11	5,070,500

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority RB Refunding General Series 2002 B (GO of Authority)
$2,000,000	5.000%	11/15/11	$2,042,082
Triborough Bridge & Tunnel Authority VRDN RB General Series 2001 B RMKT (State Street B&T Co. LOC)
1,700,000	0.130	01/01/32	1,700,000

			193,370,016

Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009-10B Reg D (Barclays Bank PLC SPA)(a)
1,950,000	0.280	08/01/57	1,950,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Bank)(a)
300,000	0.230	08/01/57	300,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Bank)
5,715,000	0.230	08/01/57	5,715,000

			7,965,000

TOTAL INVESTMENTS — 99.9%			$201,335,016

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			152,499

NET ASSETS — 100.0%			$201,487,515

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2011, these securities amounted to $27,900,000 or approximately 13.8% of net assets.

(b) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2011, these securities amounted to $590,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
CR	— Custodial Receipts
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 99.5%
Alabama — 2.5%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank)
$6,370,000	0.180%	11/15/14	$6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB Mobile for Ascension Health Senior Credit Floaters Series 2008-2605 (Morgan Stanley Bank)
27,000,000	0.180	11/15/39	27,000,000
Auburn University VRDN RB Floater Certificates Series 2011-53C (Wells Fargo Bank N.A.)(a)
5,000,000	0.190	06/01/41	5,000,000
Auburn University VRDN RB Putters Series 2009-3516 (FSA) (JPMorgan Chase Bank)(a)
4,845,000	0.210	12/01/29	4,845,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
25,000,000	0.130	05/01/22	25,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E
6,700,000	0.150	10/01/22	6,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.130	11/01/21	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.130	06/01/22	25,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
6,150,000	0.130	06/01/15	6,150,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
18,200,000	0.130	06/01/15	18,200,000
Parrish IDB VRDN RB PCRB Refunding for Alabama Power Co. Project Series 1994
28,850,000	0.130	06/01/15	28,850,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
24,800,000	0.170	08/01/27	24,800,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D
18,250,000	0.130	01/01/24	18,250,000

			217,165,000

Alaska — 0.5%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
7,000,000	0.130	12/01/40	7,000,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp,) (Bank of America N.A. SPA)
10,000,000	0.160	12/01/40	10,000,000
Alaska Housing Finance Corp. VRDN RB Floaters Series 2009-3001 (Morgan Stanley Bank)(a)
10,365,000	0.180	12/01/41	10,365,000
Alaska Housing Finance Corp. VRDN RB Governmental Purpose Series 1997 A (GO of Corp.)
11,900,000	0.130	12/01/27	11,900,000
Alaska Housing Finance Corp. VRDN RB ROCS-RR-II R-197 Series 2002 (Citibank N.A)
5,000,000	0.190	04/01/12	5,000,000

			44,265,000

Arizona — 1.9%
Arizona Health Facilities Authority VRDN RB Floaters Series 2011-3256 (Morgan Stanley Bank)(a)
21,085,000	0.260	01/01/32	21,085,000
Arizona Health Facilities Authority VRDN RB for Banner Health Puttable Floating Option Tax-Exempt Receipts P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA)
14,620,000	0.180	01/01/35	14,620,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Arizona — (continued)
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 F (JPMorgan Chase Bank LOC)
$2,170,000	0.200%	01/01/29	$2,170,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank)(a)
6,605,000	0.180	07/01/16	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank)(a)
4,425,000	0.180	07/01/16	4,425,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank)(a)
7,140,000	0.180	01/01/17	7,140,000
Pima County GO Series 2009 A
10,525,000	3.000	07/01/11	10,547,889
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA)
13,275,000	0.180	01/01/35	13,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A.)
16,500,000	0.180	01/01/37	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Citibank N.A.)
15,850,000	0.180	01/01/37	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3078 (Morgan Stanley Bank)(a)
6,000,000	0.190	01/01/38	6,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo Bank N.A.)(a)
13,100,000	0.190	01/01/39	13,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC)(a)
4,050,000	0.190	01/01/38	4,050,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A.)(a)
4,635,000	0.180	01/01/17	4,635,000
Salt River Project Agriculture Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-21W (Barclays Bank PLC SPA)(a)
5,000,000	0.190	01/01/38	5,000,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase Bank)(a)
9,620,000	0.180	01/01/32	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase Bank)(a)
3,395,000	0.180	01/01/33	3,395,000
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada SPA)
5,460,000	0.210	07/01/36	5,460,000

			163,477,889

California — 13.7%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A.)
6,455,000	0.180	04/01/47	6,455,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley Bank)(a)
10,835,000	0.180	04/01/47	10,835,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley Bank)(a)
23,462,422	0.180	04/01/39	23,462,422
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-3130 (JPMorgan Chase Bank)(a)
6,145,000	0.180	10/01/13	6,145,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.)
5,000,000	0.180	04/01/14	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Educational Facilities Authority VRDN RB Austin Trust Certificates for Claremont McKenna College Series 2009-1208 (Bank of America N.A.)(a)
$10,000,000	0.240%	01/01/39	$10,000,000
California Educational Facilities Authority VRDN RB Austin Trust Certificates for Southern California University Series 2009-1207 (Bank of America
N.A.)(a)
4,440,000	0.240	10/01/39	4,440,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank)(a)
5,780,000	0.180	01/01/16	5,780,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Certificates Series 2001-487 (Morgan Stanley Bank)
9,000,000	0.180	12/01/32	9,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-11B Reg D (Barclays Bank PLC)(a)
2,940,000	0.150	10/01/38	2,940,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-3067X (Morgan Stanley Bank)(a)
9,590,000	0.180	10/01/39	9,590,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank)(a)
11,325,000	0.180	10/01/16	11,325,000
California Health Facilities Financing Authority CP Series 2010 E
24,000,000	0.390	06/20/11	24,000,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2011 E-21 (Royal Bank of Canada)(b)
17,000,000	0.220	10/01/31	17,000,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System Floaters Series 2011-688 (NATL-RE) (GTY AGMT-Bank of America N.A.)(a)
26,060,000	0.320	09/01/28	26,060,000
California Health Facilities Financing Authority VRDN RB for University of Southern California Floaters Series 2007-1858 (GTY AGMT-Wells Fargo Bank N.A.)
8,795,000	0.180	11/15/42	8,795,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley Bank)(a)
4,600,000	0.190	11/15/36	4,600,000
California Health Facilities Financing Authority VRDN RB ROCS RR-II R-11952 Series 2011 (Citibank N.A.)(a)
1,200,000	0.190	08/15/18	1,200,000
California Health Facilities Financing Authority VRDN RB Sutter Health Floaters Series 2011-3255 (Morgan Stanley Bank)(a)
3,750,000	0.190	11/15/42	3,750,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase Bank)(a)
24,170,000	0.180	05/15/14	24,170,000
California State Department of Water Resources CP Series 2010
6,090,000	0.320	07/06/11	6,090,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
12,400,000	0.140	05/01/22	12,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-17 (California State Teachers Retirement System and Wells Fargo Bank N.A.)
7,000,000	0.140	05/01/22	7,000,000
California State Department of Water Resources VRDN RB for Central Valley Project ROCS RR-II R-11552 Series 2008 (BHAC-CR FGIC) (Citibank N.A.)
7,140,000	0.180	12/01/11	7,140,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) Citibank N.A.)
6,225,000	0.190	05/01/16	6,225,000
California Statewide Communities Development Authority CP Series 2011 04-E
15,000,000	0.390	09/01/11	15,000,000
California Statewide Communities Development Authority CP Series 2011 09-D
30,000,000	0.390	09/01/11	30,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2004 K
$23,600,000	0.380%	08/01/11	$23,600,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2006 D
23,000,000	0.380	08/01/11	23,000,000
20,000,000	0.380	08/15/11	20,000,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 B-4
20,000,000	0.370	06/08/11	20,000,000
California Statewide Communities Development Authority for Kaiser Permanete CP Series 2004 E
5,000,000	0.380	06/08/11	5,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 B (BHAC-CR) (Citibank N.A.)(a)
10,035,000	0.190	09/01/34	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A. SPA)
9,800,000	0.190	04/01/26	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser)
1,800,000	0.160	04/01/36	1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E
12,250,000	0.480	04/01/44	12,250,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E2
10,500,000	0.480	04/01/44	10,500,000
California Statewide Communities Development Authority VRDN RB for Monterey Penninsula Series 2011 B (U.S. Bank N.A. LOC)
4,500,000	0.130	06/01/33	4,500,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2009-3102 (Morgan Stanley Bank)(a)
2,033,641	0.180	11/15/48	2,033,641
City of Berkeley GO TRANS Series 2010
24,900,000	2.000	06/30/11	24,931,324
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM and Morgan Stanley Bank)(a)
2,000,000	0.190	08/01/32	2,000,000
Irvine Ranch California Water District GO VRDN Series 1995 (Sumitomo Mitsui Banking Corp. LOC)
5,200,000	0.140	01/01/21	5,200,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase Bank)(a)
8,995,000	0.180	08/01/16	8,995,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
10,855,000	0.160	12/15/24	10,855,000
Los Angeles County GO TRANS Series 2010
243,000,000	2.000	06/30/11	243,231,658
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
3,199,000	0.140	04/15/28	3,199,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA)
3,060,000	0.120	07/01/31	3,060,000
Los Angeles County Schools COPS Series 2011 F-1 (GO of Participants)
10,000,000	2.000	02/01/12	10,076,134
Los Angeles County Schools COPS Series 2011 F-3 (GO of Participants)
25,000,000	2.000	02/01/12	25,165,395
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floaters Series 2010-80W (Barclays Bank PLC)(a)
2,600,000	0.160	05/15/31	2,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
$5,000,000	0.180%	05/15/18	$5,000,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank)(a)
6,660,000	0.180	07/01/16	6,660,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-11555 Series 2008 (BHAC-CR AMBAC) (Citibank N.A.)
8,085,000	0.180	07/01/15	8,085,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A. SPA)
10,800,000	0.120	07/01/35	10,800,000
Los Angeles Unified School District GO TRANS Series 2010 A
43,650,000	2.000	06/30/11	43,695,800
Los Angeles Unified School District GO VRDN Putters Series 2009-3494Z (JPMorgan Chase Bank)(a)
3,420,000	0.180	01/01/29	3,420,000
Los Angelse County VRDN RB ROCS RR II R-1310 CE Series 2010 (Citibank N.A.)(a)
51,500,000	0.200	06/30/11	51,500,000
Newport Beach VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A.)(a)
8,550,000	0.180	06/01/13	8,550,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA)
3,500,000	0.150	11/15/28	3,500,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC)
27,700,000	0.140	12/01/29	27,700,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank)(a)
3,950,000	0.180	08/01/15	3,950,000
Orange County Water District VRDN COPS Floaters Series 2010-3192X (Morgan Stanley Bank)(a)
5,240,000	0.190	08/15/39	5,240,000
Orange County Water District VRDN COPS ROCS RR-II R-11782-1 Series 2009 (Citibank N.A.)(a)
9,000,000	0.180	02/15/35	9,000,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase Bank SPA)
6,500,000	0.150	06/01/29	6,500,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA)
4,900,000	0.150	07/15/29	4,900,000
Sacramento Transportation Authority Sales Tax VRDN RB Limited Tax Measure Series 2009 A (Barclays Bank PLC)
5,000,000	0.140	10/01/38	5,000,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A.)
6,000,000	0.240	08/01/32	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank)(a)
6,635,000	0.180	02/01/17	6,635,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (AGM) (JPMorgan Chase Bank)
4,465,000	0.180	05/01/13	4,465,000
San Diego Water Authority CP Series 2011
24,100,000	0.260	06/15/11	24,100,000
San Francisco City & County GO VRDN for Earthquake Safety Floaters Series 2011-48C (Wells Fargo Bank N.A.)(a)
10,120,000	0.180	06/15/35	10,120,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A.)
5,000,000	0.210	11/01/31	5,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153X (Morgan Stanley Bank)(a)
6,250,000	0.190	11/01/39	6,250,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
San Francisco Transportation Authority CP Notes Series 2011 A
$13,075,000	0.320%	06/01/11	$13,075,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166X (Morgan Stanley Bank)(a)
9,068,182	0.180	09/01/38	9,068,182
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding Series 2008 B (Barclay Bank PLC SPA)
10,500,000	0.130	06/01/26	10,500,000
University of California VRDN RB Floater Certificates Series 2009-7C (Wells Fargo Bank N.A.)(a)
17,460,000	0.180	05/15/39	17,460,000
University of California VRDN RB Floaters Series 2009-3066X (Morgan Stanley Bank)(a)
10,829,450	0.180	05/15/34	10,829,450
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank)
3,800,000	0.180	05/15/14	3,800,000
University of California VRDN RB ROCS RR-II R-11567 Series 2008 (BHAC-CR FGIC) (Citibank N.A.)
3,440,000	0.180	05/15/31	3,440,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)
13,900,000	0.180	05/15/32	13,900,000
University of California VRDN RB ROCS RR-II R-11886X Series 2010 (Citibank N.A.)(a)
2,700,000	0.180	05/15/17	2,700,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)
13,700,000	0.180	10/01/37	13,700,000
University of Southern California Educational Facilities Authority VRDN RB ROCS RR-II R-11064 Series 2007 (Citibank N.A.)
17,970,000	0.180	04/01/28	17,970,000
Victor Valley Community College GO VRDN Floaters Certificates Series 2009-34C (Wells Fargo Bank N.A.)(a)
12,185,000	0.180	08/01/44	12,185,000

			1,174,933,006

Colorado — 2.9%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
74,900,000	0.190	07/01/33	74,900,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (Royal Bank of Canada LOC)
12,545,000	0.140	11/15/34	12,545,000
Colorado Health Facilities Authority VRDN RB for Catholic Health ROCS RR-II R-11622 Series 2008 (AGM) (Citibank N.A.)(a)
9,300,000	0.180	10/01/34	9,300,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA)
29,855,000	0.210	03/01/23	29,855,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA)
2,375,000	0.220	03/01/23	2,375,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA)
17,140,000	0.200	03/01/23	17,140,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA)
40,100,000	0.210	03/01/44	40,100,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase Bank)(a)
9,700,000	0.180	01/01/18	9,700,000
Colorado Regional Transportation District Sales Tax VRDN RB ROCS-RR-II R-12312 Series 2010 (AGM-CR AMBAC) (Citibank N.A.)(a)
3,700,000	0.180	05/01/15	3,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Springs Utilities Systems VRDN RB for Subordinated Lien Improvement Series 2005 A (Bank of America N.A. SPA)
$14,790,000	0.190%	11/01/35	$14,790,000
Colorado State General Fund VRDN TRANS Putters Series 2011-3890 (JPMorgan Chase Bank)(a)
15,000,000	0.150	06/27/11	15,000,000
Colorado State General Fund VRDN TRANS Putters Series 2011-3892 (JPMorgan Chase & Co.)(a)
14,995,000	0.150	06/27/11	14,995,000
Denver City & County GO VRDN Austin Trust Certificates for Justice System Series 2008-1050 (Bank of America N.A.)
7,500,000	0.250	08/01/25	7,500,000

			251,900,000

Connecticut — 0.6%
Connecticut State GO Series 2001 D
5,000,000	5.125	11/15/16	5,105,975
Connecticut State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Yale University Series 2008-1086 (Bank of America N.A.)
2,000,000	0.250	07/01/37	2,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A.)
15,000,000	0.180	07/01/35	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank)
5,980,000	0.150	07/01/15	5,980,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank)(a)
11,995,000	0.180	07/01/15	11,995,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floaters Series 2008 K34W-Reg D (Citibank N.A.)
10,335,000	0.180	08/21/35	10,335,000
University of Connecticut VRDN RB ROCS RR-II R-11921 Series 2011 (GO of University) (Citibank N.A.)(a)
3,500,000	0.180	02/15/18	3,500,000

			53,915,975

Delaware — 0.5%
Delaware State Health & Educational Facilities Authority VRDN RB for Nemours Foundation Project Series 2005 (Bank of America N.A.)
29,720,000	0.180	01/01/35	29,720,000
Delaware State Health Facilities Authority VRDN RB for Christina Care Health Services, Inc. Series 2008 B
16,475,000	0.150	10/01/38	16,475,000

			46,195,000

District of Columbia — 3.1%
District of Columbia George Washington University VRDN RB Series 2000 B RMKT (Bank of America N.A. LOC)
21,400,000	0.190	09/15/29	21,400,000
District of Columbia GO TRANS Series 2010
125,000,000	2.000	09/30/11	125,668,223
District of Columbia GO VRDN Refunding Series 2008 A RMKT (Bank of America N.A. LOC)
19,970,000	0.180	06/01/34	19,970,000
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC)
10,100,000	0.160	06/01/27	10,100,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
24,565,000	0.170	06/01/34	24,565,000
District of Columbia Income Tax Secured VRDN RB Floaters Series 2009-3057X (Morgan Stanley Bank)(a)
7,990,000	0.190	12/01/30	7,990,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
District of Columbia — (continued)
District of Columbia Income Tax VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank)(a)
$4,500,000	0.180%	06/01/17	$4,500,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank)(a)
7,625,000	0.180	06/01/17	7,625,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank)(a)
8,330,000	0.180	04/01/33	8,330,000
Metropolitan Washington D.C. Airport Authority CP Series 2011
10,500,000	0.550	07/07/11	10,500,000
Metropolitan Washington D.C. Airport Authority VRDN RB Refunding Series 2010 Subseries C-2 (Barclays Bank PLC LOC)
23,770,000	0.160	10/01/39	23,770,000

			264,418,223

Florida — 7.2%
Collier County Health Facilities Authority Hospital VRDN RB for Cleveland Clinic Series 2003 C-1
41,905,000	0.350	08/16/11	41,905,000
Florida State Board of Education GO VRDN Floaters Series 2011-8C (Wells Fargo Bank N.A.)(a)
8,800,000	0.190	06/01/40	8,800,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank)(a)
9,000,000	0.180	12/01/15	9,000,000
Florida State Board of Education GO VRDN ROCS RR-II R-11884X Series 2010 (Citibank N.A.)(a)
4,800,000	0.180	06/01/18	4,800,000
Florida State Board of Education Lottery RB Refunding Series 2010 D
10,240,000	2.000	07/01/11	10,253,905
Florida State Board of Education Lottery RB Series 2001 B (NATL-RE FGIC)
7,060,000	5.250	07/01/18	7,157,478
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank)
18,070,000	0.180	07/01/15	18,070,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank)
21,330,000	0.180	07/01/15	21,330,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase Bank)
4,100,000	0.180	01/01/13	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.)(a)
5,875,000	0.200	05/15/31	5,875,000
Highlands County Health Facilities Authority VRDN RB for Hospital Adventist Health System Series 2005 I
17,500,000	0.140	11/15/27	17,500,000
Jacksonville CP Series 2004 A
20,580,000	0.330	06/01/11	20,580,000
22,860,000	0.290	08/01/11	22,860,000
Jacksonville Economic Development Community Health Care Facilities RB Austin Trust Certificates for Mayo Clinic Series 2008-3015X (Bank of America N.A.)
5,500,000	0.250	11/15/36	5,500,000
Jacksonville Electric Authority CP Notes Series 2010 C-1
21,800,000	0.310	06/01/11	21,800,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 A-2 (Sumitomo Mitsui Banking Corp. LOC)
49,300,000	0.160	10/01/42	49,300,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (U.S. Bank N.A. SPA)
56,000,000	0.160	10/01/38	56,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co. SPA)
17,950,000	0.160	10/01/36	17,950,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase Bank SPA)
$76,535,000	0.200%	10/01/32	$76,535,000
Jacksonville Transportation VRDN RB Series 2008 B (Wells Fargo Bank N.A. LOC)
18,900,000	0.180	10/01/27	18,900,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2
11,810,000	0.160	01/01/37	11,810,000
Orange County School District VRDN COPS Putters Series 2010-3785Z (NATL-RE) (FGIC) (JPMorgan Chase & Co.)(a)
5,000,000	0.210	02/01/15	5,000,000
Palm Beach County Solid Waste Authority VRDN RB Series 2010
75,000,000	1.000	10/01/31	75,266,447
Pinellas County Health Facilities Authority VRDN RB for Baycare Health System, Inc. Series 2009 A3 (Wells Fargo Bank N.A. LOC)
8,875,000	0.180	11/01/38	8,875,000
South Broward Hospital District VRDN RB Austin Trust Certificates Series 2008-1122 (Bank of America N.A.)
9,000,000	0.250	05/01/36	9,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase Bank)
50,595,000	0.180	08/15/35	50,595,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase Bank)
3,115,000	0.180	08/15/15	3,115,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase Bank)
6,660,000	0.180	10/01/15	6,660,000
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (TD Bank N.A. LOC)
10,370,000	0.120	11/15/23	10,370,000

			618,907,830

Georgia — 1.1%
Georgia State GO Bonds Series 2010 B
25,780,000	5.000	10/01/11	26,182,748
Georgia State GO Bonds Series 2010 C-1
16,590,000	3.000	10/01/11	16,738,664
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A.)
3,375,000	0.250	02/01/36	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank)
8,870,000	0.180	02/01/16	8,870,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Austin Trust Certificates Refunding for Third Indenture Series 2008-3046X (AGM) (Bank of America N.A.)
6,665,000	0.250	07/01/37	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (GO of Participants) (Barclays Bank PLC LOC)
12,400,000	0.160	06/01/20	12,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (GO of Participants) (Bayerische Landesbank LOC)
8,915,000	0.200	03/01/20	8,915,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A.)(a)
5,800,000	0.190	09/01/39	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase Bank)
3,545,000	0.180	03/01/16	3,545,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank)(a)
4,795,000	0.180	03/01/17	4,795,000

			97,286,412

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Hawaii — 0.1%
Hawaii State GO VRDN ROCS RR-II R-11911 Series 2011 (Citigroup N.A.)(a)
$3,895,000	0.180%	11/01/16	$3,895,000

Illinois — 1.4%
Chicago Board of Education GO VRDN for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC)
5,900,000	0.180	03/01/26	5,900,000
Chicago Board of Education GO VRDN Putters Series 2008-2997 (AGM) (JPMorgan Chase Bank)
3,115,000	0.210	06/01/16	3,115,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
5,271,000	0.130	07/01/33	5,271,000
Illinois Finance Authority VRDN RB Austin Trust Certificates for University of Chicago Series 2009-1205 (Bank of America N.A.)(a)
4,165,000	0.250	07/01/37	4,165,000
Illinois Finance Authority VRDN RB Floater Certificates Series 2011-61C (Wells Fargo Bank N.A.)(a)
4,785,000	0.190	08/15/41	4,785,000
Illinois Finance Authority VRDN RB for Advocate Health Care Series 2008 Subseries C3A (Bank of America N.A. SPA)
16,125,000	0.180	11/01/38	16,125,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A. LOC)
10,220,000	0.160	11/15/41	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2011-16B (Barclays Bank PLC)(a)
3,950,000	0.190	08/15/39	3,950,000
Illinois Finance Authority VRDN RB for Northwestern University Putters Series 2009-3302 (JPMorgan Chase Bank)(a)
12,100,000	0.150	06/01/14	12,100,000
Illinois Finance Authority VRDN RB for Sisters Hospital Series 2008 A
27,970,000	0.270	07/01/11	27,970,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC)
4,515,000	0.160	03/01/38	4,515,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase Bank)(a)
5,330,000	0.180	01/01/16	5,330,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A.)
7,495,000	0.330	10/01/15	7,495,000
University of Illinois VRDN RB for Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase Bank)(a)
8,995,000	0.180	10/01/16	8,995,000

			119,936,000

Indiana — 2.8%
Indiana Health & Educational Facilities Financing Authority VRDN RB for Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.)
13,785,000	0.180	11/15/14	13,785,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Services Series 2003 E-6 RMKT
13,000,000	0.160	11/15/39	13,000,000
Indiana State Finance Authority Health System VRDN RB for Sisters of St. Francis Health Floaters Series 2009-4659 (Bank of America N.A.)(a)
5,000,000	0.250	11/01/33	5,000,000
Indiana State Finance Authority Hospital VRDN RB Floaters Series 2011 E23 (Royal Bank of Canada)(a)
11,000,000	0.180	03/01/36	11,000,000
Indiana State Finance Authority Hospital VRDN RB for Indiana University Health Series 2011 G (Bank of New York Mellon LOC)
10,000,000	0.190	03/01/21	10,000,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 55C (Wells Fargo Bank N.A.)(a)
4,855,000	0.190	05/01/31	4,855,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 D (Wells Fargo Bank N.A. LOC)
$35,000,000	0.150%	11/01/39	$35,000,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A.)
12,945,000	0.170	02/01/27	12,945,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank)(a)
27,980,000	0.180	12/01/32	27,980,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA)
28,000,000	0.160	02/01/35	28,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA)
31,500,000	0.160	02/01/35	31,500,000
Indiana State Health Facility Financing Authority VRDN RB for Ascension Series 2005 A-2 RMKT
24,615,000	0.160	11/01/27	24,615,000
University of Indiana VRDN RB Floaters Certificates Series 2009-45C (Wells Fargo Bank N.A.)(a)
22,600,000	0.190	06/01/38	22,600,000

			240,280,000

Kansas — 0.7%
City of Topeka GO Temporary Notes Series 2010 B
24,615,000	2.000	10/01/11	24,740,276
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase Bank)
3,840,000	0.180	09/01/12	3,840,000
Kansas State DOT Highway VRDN RB Series 2008 A-5 (U.S. Bank N.A. SPA)
3,725,000	0.140	09/01/15	3,725,000
Olathe GO Temporary Notes Series 2010 A
31,455,000	1.500	06/01/11	31,455,000

			63,760,276

Louisiana — 1.1%
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1
57,500,000	0.200	11/01/40	57,500,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1
38,000,000	0.200	11/01/40	38,000,000

			95,500,000

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank)(a)
6,955,000	0.180	01/01/17	6,955,000

Maryland — 1.0%
Maryland Health & Higher Education for John Hopkins University CP Series 2011 B
4,440,000	0.310	07/11/11	4,440,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
68,200,000	0.180	03/01/30	68,200,000
Maryland State GO VRDN Austin Trust Certificates for State & Local Facilities Loan Series 2008-1194 (Bank of America N.A.)
5,375,000	0.250	07/15/22	5,375,000
Montgomery County CP Series 2011
4,800,000	0.270	06/01/11	4,800,000

			82,815,000

Massachusetts — 4.5%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A.)
5,000,000	0.250	07/01/28	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank)
$13,315,000	0.180%	01/01/27	$13,315,000
Massachusetts GO RANS Series 2010 C
35,330,000	2.000	06/23/11	35,365,766
Massachusetts GO VRDN Series 2010 A(c)
43,135,000	0.420	02/01/12	43,169,769
Massachusetts State Development Finance Agency VRDN RB for Harvard University Floaters Series 2010-4691 (Bank of America N.A.)(a)
6,250,000	0.250	01/17/19	6,250,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Floaters Series 2010-56C (Wells Fargo Bank N.A.)(a)
9,455,000	0.190	10/15/40	9,455,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank LOC)(a)
4,000,000	0.180	02/01/34	4,000,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2011-3873 (JPMorgan Chase Bank)(a)
3,000,000	0.180	10/15/18	3,000,000
Massachusetts State Development Finance Agency VRDN RB for Holy Cross Floaters Series 2006-1336 (AMBAC) (Morgan Stanley Bank)(a)
5,050,000	0.190	09/01/32	5,050,000
Massachusetts State Development Finance Agency VRDN RB for Partners Healthcare System Putters Series 2011-3867 (JPMorgan Chase Bank)(a)
43,800,000	0.150	02/01/13	43,800,000
Massachusetts State Development Finance Agency VRDN RB Refunding for Smith College Series 2002
10,000,000	0.140	07/01/29	10,000,000
Massachusetts State GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A.)(a)
9,500,000	0.250	08/01/38	9,500,000
Massachusetts State GO VRDN Putters Series 2011-3896 (JPMorgan Chase Bank)(a)
3,745,000	0.180	04/01/19	3,745,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Harvard University 2008-3320 (Bank of America N.A. SPA)
1,000,000	0.250	10/01/38	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Partners Healthcare System Series 2008-1056 (Bank of America N.A.)
3,310,000	0.250	07/01/32	3,310,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2003 H
14,779,000	0.430	11/01/33	14,779,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank)
3,040,000	0.180	10/01/15	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A.)
5,390,000	0.180	10/01/15	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11913 Series 2011 (GO of Institution) (Citibank N.A.)(a)
3,000,000	0.180	12/15/17	3,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology ROCS-RR-II-11824 Series 2010 (GO of University) (Citibank N.A.)(a)
2,665,000	0.180	01/01/16	2,665,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A. SPA)
26,600,000	0.150	12/01/37	26,600,000
Massachusetts State Health Harvard University CP Series 2011 S-EE
20,000,000	0.260	08/01/11	20,000,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.390	12/01/37	1,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State School Building Authority Dedicated Sales Tax VRDN RB Floaters Series 2009-3091 (AGM-CR AMBAC) (Morgan Stanley Municipal Funding)(a)
$6,665,000	0.190%	08/15/37	$6,665,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 C-1 RMKT (Go of Authority) (Bank of America N.A. SPA)
20,900,000	0.160	11/01/26	20,900,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 C-2 RMKT (Go of Authority) (Barclays Bank PLC SPA)
20,800,000	0.160	11/01/26	20,800,000
Massachusetts State Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-2 RMKT (GO of Authority) (TD Bank N.A. SPA)
12,500,000	0.140	08/01/37	12,500,000
Massachusetts Water Resources Authority CP Series 2011 S-94
41,400,000	0.340	06/01/11	41,400,000
University of Massachusetts Building Authority Facilities VRDN RB for Senior Community GTD Series 2008 A (Commonwealth GTD) (Bank of America N.A. SPA)
3,880,000	0.170	05/01/38	3,880,000
University of Massachusetts Building Authority VRDN RB Refunding for Senior Community GTD Series 2008-4 (State GTD)
12,500,000	0.160	11/01/34	12,500,000

			391,079,535

Michigan — 0.2%
Kent Hospital Finance Authority VRDN RB Refunding for Spectrum Health Series 2008 B-3 (Wells Fargo Bank N.A. SPA)
4,000,000	0.160	01/15/47	4,000,000
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank)(a)
6,660,000	0.260	08/01/30	6,660,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank)
4,800,000	0.180	12/01/14	4,800,000
University of Michigan RB Refunding for Hospital Series 2002
4,230,000	5.250	12/01/11	4,324,870

			19,784,870

Minnesota — 0.6%
Minneapolis Health Care System VRDN RB for Fairview Health Floaters Series 2010 E-19 (Royal Bank of Canada LOC)(b)
15,000,000	0.270	11/15/47	15,000,000
Minneapolis VRDN RB for Univeristy Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA)
10,500,000	0.250	12/01/40	10,500,000
Minnesota State GO VRDN Putters Series 2010-3844 (JPMorgan Chase Bank)(a)
3,400,000	0.180	08/01/18	3,400,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA)
10,900,000	0.180	12/01/26	10,900,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation Series 2002 C-RMKT (Bank of America N.A. SPA)
9,160,000	0.150	08/15/32	9,160,000
St. Cloud Health Care VRDN RB Refunding for Cenracare Health Series 2009 A (U.S. Bank N.A. LOC)
4,800,000	0.170	05/01/42	4,800,000

			53,760,000

Mississippi — 0.6%
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Project Series 2010 F
24,700,000	0.130	12/01/30	24,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Project Series 2010 K
29,100,000	0.110	11/01/35	29,100,000

			53,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Missouri — 1.3%
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-1 RMKT
$10,000,000	0.160%	11/15/39	$10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-2 RMKT
5,000,000	0.150	11/15/39	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 A (U.S. Bank N.A. SPA)
19,800,000	0.160	05/15/38	19,800,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC)
8,200,000	0.200	11/15/40	8,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Lukes Health System Series 2008 B (Bank of America N.A. LOC)
5,650,000	0.200	11/15/40	5,650,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Lukes Health System Series 2008 C (Bank of America N.A. LOC)
7,700,000	0.200	11/15/40	7,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC)
2,125,000	0.180	06/01/33	2,125,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-4 (Citibank N.A. SPA)
14,700,000	0.170	06/01/33	14,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA)
12,550,000	0.150	06/01/33	12,550,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank)(a)
11,395,000	0.180	03/15/16	11,395,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3604 (JPMorgan Chase Bank)(a)
4,300,000	0.150	05/15/17	4,300,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase Bank)
7,955,000	0.180	11/15/11	7,955,000

			109,375,000

Montana — 0.4%
Montana Facility Finance Authority VRDN RB for Sisters Charity Health System Series 2003 (JPMorgan Chase Bank SPA)
31,110,000	0.200	12/01/35	31,110,000

Nevada — 0.8%
Clark County CP Notes
8,000,000	0.270	08/01/11	8,000,000
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A.)
9,770,000	0.250	06/01/38	9,770,000
Clark County GO VRDN Floaters Series 2011-3263 (NATL-RE FGIC) (Morgan Stanley Municipal Funding)(a)
7,615,000	0.190	11/01/35	7,615,000
Clark County GO VRDN ROCS RR-II R-11507 Series 2008 (Citibank N.A.)
6,100,000	0.180	06/01/16	6,100,000
Clark County GO VRDN ROCS RR-II R-11836 Series 2010 (Citibank N.A.)(a)
3,000,000	0.180	06/01/16	3,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank)(a)
6,080,000	0.180	07/01/16	6,080,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank)(a)
6,305,000	0.180	01/01/17	6,305,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Nevada — (continued)
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank)(a)
$7,000,000	0.180%	01/01/17	$7,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2010-3725 (JPMorgan Chase Bank)(a)
4,690,000	0.180	02/01/16	4,690,000
Nevada State GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank)(a)
9,115,000	0.180	06/01/16	9,115,000

			67,675,000

New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3051 (Morgan Stanley Bank)(a)
8,000,000	0.180	06/01/39	8,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3069X (Morgan Stanley Bank)(a)
7,000,000	0.180	06/01/39	7,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A. SPA)
6,145,000	0.160	06/01/23	6,145,000

			21,145,000

New Jersey — 1.5%
New Jersey State VRDN TRANS Putters Series 2010-3808 (JPMorgan Chase & Co.)(a)
81,700,000	0.150	06/23/11	81,700,000
New Jersey State VRDN TRANS Putters Series 2010-3811 (JPMorgan Chase & Co.)(a)
39,100,000	0.150	06/23/11	39,100,000
New Jersey State VRDN TRANS Putters Series 2011-3889 (JPMorgan Chase & Co.)(a)
10,000,000	0.150	06/23/11	10,000,000

			130,800,000

New Mexico — 0.7%
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase Bank SPA)
36,540,000	0.190	06/01/30	36,540,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase Bank SPA)
25,090,000	0.190	06/01/26	25,090,000

			61,630,000

New York — 13.2%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
43,300,000	0.230	05/01/33	43,300,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank LOC)
48,100,000	0.200	05/01/33	48,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC)
8,700,000	0.140	05/01/33	8,700,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC AGM-CR MBIA) (Citibank N.A.)
11,100,000	0.180	11/15/36	11,100,000
New York City GO Prerefunded Series 2001 B
6,500,000	5.500	12/01/31	6,665,917
New York City GO VRDN Austin Trust Certificates Series 2008-1064 (Bank of America N.A.)
3,660,000	0.240	06/01/32	3,660,000
New York City GO VRDN Fiscal 2008 Series 2007 Subseries D-4 (Calyon Bank SPA)
13,900,000	0.150	12/01/32	13,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Bank)(a)
$15,000,000	0.180%	03/01/21	$15,000,000
New York City GO VRDN Putters Series 2008-2948 (JPMorgan Chase Bank)(a)
12,565,000	0.180	04/15/12	12,565,000
New York City GO VRDN Putters Series 2008-2950 (JPMorgan Chase Bank)(a)
6,115,000	0.180	06/01/14	6,115,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase Bank)
4,465,000	0.180	10/01/13	4,465,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase Bank)(a)
6,660,000	0.180	08/15/20	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase Bank)(a)
3,350,000	0.180	11/15/26	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase Bank)(a)
4,245,000	0.180	05/15/17	4,245,000
New York City GO VRDN ROCS RR-II R-11464 Series 2008 (Citibank N.A.)
3,920,000	0.180	01/15/12	3,920,000
New York City GO VRDN ROCS RR-II R-11515 Series 2008 (Citibank N.A.)
5,940,000	0.180	03/15/12	5,940,000
New York City GO VRDN ROCS RR-II R-11747 Series 2009 (Citibank N.A.)(a)
23,225,000	0.180	05/15/17	23,225,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank LOC)
17,900,000	0.140	08/01/23	17,900,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC)
28,200,000	0.150	08/01/23	28,200,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank LOC)
46,400,000	0.180	02/15/16	46,400,000
New York City GO VRDN Series 2002 C Subseries C-3A RMKT (Bank of Nova Scotia)
3,000,000	0.120	08/01/20	3,000,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas Group LOC)
14,000,000	0.150	08/01/31	14,000,000
New York City GO VRDN Series 2003 Subseries G-3 (Westdeutsche Landesbank LOC)
10,515,000	0.180	08/01/14	10,515,000
New York City GO VRDN Series 2005 Subseries F-4A RMKT (Sumitomo Mitsui Banking Corp. LOC)
8,800,000	0.170	09/01/35	8,800,000
New York City GO VRDN Series 2006 I Subseries I-3 (Bank of America N.A. LOC)
3,775,000	0.130	04/01/36	3,775,000
New York City Housing Development Corp. MF Hsg VRDN RB 90 Washington Street Series 2005 A (FNMA)
30,000,000	0.150	02/15/35	30,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
35,000,000	0.170	04/15/36	35,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
9,000,000	0.170	10/15/41	9,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
24,400,000	0.170	03/15/36	24,400,000
New York City Municipal Water Finance Authority CP Series 2011-6
39,000,000	0.200	06/17/11	39,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase Bank)(a)
3,750,000	0.180	12/15/16	3,750,000
New York City Municipal Water Finance Authority Water & Sewer Municipal Trust Receipts VRDN RB Floaters Trust Series 2010 29W (Barclays Bank PLC)(a)
10,000,000	0.160	06/15/39	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A.)
5,000,000	0.240	06/15/31	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.)
$7,045,000	0.180%	06/15/36	$7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3000 (JPMorgan Chase Bank)
5,440,000	0.180	12/15/13	5,440,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase Bank)
7,845,000	0.180	06/15/16	7,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Floaters Series 2011-13C (Wells Fargo Bank N.A.)(a)
4,845,000	0.190	06/15/43	4,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
42,100,000	0.150	06/15/35	42,100,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Austin Trust Certificates Series 2007-1038 (Bank of America N.A.)
12,432,000	0.240	06/15/38	12,432,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2009-3477 (JPMorgan Chase Bank)(a)
3,795,000	0.180	06/15/17	3,795,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR II-11894X Series 2010 (Citibank N.A.)(a)
4,465,000	0.180	06/15/29	4,465,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA)(a)
11,000,000	0.180	12/15/12	11,000,000
New York City Municipal Water Financial Authority Water & Sewer VRDN RB Austin Trust Certificates Series 2008-1192 (Bank of America N.A.)(a)
1,938,000	0.240	06/15/30	1,938,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A.)
8,865,000	0.180	11/01/30	8,865,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Certificates Series 2011-21C (Wells Fargo Bank N.A.)(a)
2,800,000	0.190	02/01/35	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA)
2,845,000	0.150	11/15/27	2,845,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
60,700,000	0.140	02/01/31	60,700,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2011-3857 (JP Morgan Chase Bank)(a)
2,500,000	0.180	11/01/18	2,500,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA)
17,080,000	0.140	11/01/22	17,080,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase Bank)(a)
3,495,000	0.180	05/01/15	3,495,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A.)(a)
4,000,000	0.180	01/15/29	4,000,000
New York City Transitional Financial Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A.)
3,170,000	0.240	11/01/27	3,170,000
New York City Trust Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A.)(a)
7,815,000	0.240	04/01/28	7,815,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,700,000	0.140	10/01/36	3,700,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
5,940,000	0.140	10/01/36	5,940,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank)(a)
$3,200,000	0.190%	01/01/37	$3,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Austin Trust Certificates for New York University Series 2008-1195 (Bank of America N.A.)
18,500,000	0.240	07/01/48	18,500,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floaters Series 2011-3C (Wells Fargo Bank N.A.)(a)
9,740,000	0.190	07/01/40	9,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Putters Series 2009-3383 (GO of University) (JPMorgan Chase Bank)(a)
2,705,000	0.180	01/01/17	2,705,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3209 (JPMorgan Chase Bank)(a)
2,600,000	0.180	01/01/30	2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank)(a)
7,670,000	0.180	07/01/32	7,670,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank)(a)
5,825,000	0.180	07/01/37	5,825,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Secondary Issues Floaters Series 2007-1861 (Wells Fargo Bank N.A.)
3,815,000	0.170	07/01/39	3,815,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University ROCS-RR-II R-11722 Series 2009 (GO of University) (Citibank N.A.)(a)
4,635,000	0.180	07/01/16	4,635,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.)
6,535,000	0.180	05/29/14	6,535,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.)
23,400,000	0.180	03/15/35	23,400,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.)
10,060,000	0.180	03/15/36	10,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank)(a)
6,660,000	0.180	03/15/15	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank)(a)
5,000,000	0.180	09/15/16	5,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A.)
18,000,000	0.180	12/15/35	18,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.)(a)
20,485,000	0.180	03/15/37	20,485,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11535 Series 2008 (GO of University) (Citibank N.A.)
2,770,000	0.180	07/01/16	2,770,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A.)
8,920,000	0.180	04/01/15	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank)(a)
7,110,000	0.180	07/01/16	7,110,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank)(a)
10,020,000	0.180	01/01/30	10,020,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada LOC)
$3,355,000	0.160%	02/15/31	$3,355,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
1,000,000	0.170	07/01/15	1,000,000
New York State Dormitory Authority VRDN RB for New York University Floaters Certificates Series 2009-91C (Wells Fargo Bank N.A.)(b)
11,990,000	0.400	07/01/39	11,990,000
New York State Dormitory Authority VRDN RB for New York University Putters Series 2009-3607 (JPMorgan Chase Bank)(a)
6,800,000	0.180	07/01/17	6,800,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase Bank)(a)
3,840,000	0.180	02/15/33	3,840,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank)(a)
7,600,000	0.180	03/15/14	7,600,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank)(a)
6,435,000	0.180	03/15/17	6,435,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase Bank)
3,640,000	0.180	06/15/37	3,640,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-3195Z (JPMorgan Chase Bank)(a)
19,995,000	0.150	06/15/11	19,995,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank)
6,245,000	0.180	12/15/15	6,245,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC)
35,800,000	0.210	03/15/31	35,800,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
29,390,000	0.190	05/15/37	29,390,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
21,700,000	0.170	05/15/34	21,700,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
28,200,000	0.170	11/15/36	28,200,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A.)
3,510,000	0.240	04/01/16	3,510,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinated Lien Series 2003 4V RMKT (GO of Corp.) (Bank of America N.A. SPA)
5,000,000	0.160	04/01/22	5,000,000
New York State Urban Development Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009 6W-Reg D (Barclays Bank PLC)(a)
3,900,000	0.160	03/15/37	3,900,000
Suffolk County Water Authority VRDN RB Putters Series 2011-3899 (JPMorgan Chase Bank)(a)
5,750,000	0.150	05/02/13	5,750,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1184 (GO of Authority) (Bank of America N.A.)
4,600,000	0.240	11/15/33	4,600,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1188 (GO of Authority) (Bank of America N.A.)
4,900,000	0.240	11/15/33	4,900,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2009-3083 (GO of Authority) (Morgan Stanley Municipal Funding)(a)
6,975,000	0.190	11/15/37	6,975,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase Bank)(a)
3,200,000	0.180	11/15/16	3,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (GO of Authority) (Landesbank Baden-Wurttemberg SPA)
$2,975,000	0.280%	01/01/32	$2,975,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS RR-II R-11934 Series 2011 (GO of Authority) (Citibank N.A.)(a)
2,600,000	0.180	11/15/32	2,600,000

			1,140,515,917

North Carolina — 4.1%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank)(a)
5,970,000	0.180	07/01/16	5,970,000
Charlotte Water & Sewer System VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA)
3,400,000	0.160	06/01/25	3,400,000
Durham GO VRDN Public Improvement Series 1993 (Wells Fargo Bank N.A. SPA)
2,570,000	0.200	02/01/12	2,570,000
3,375,000	0.200	02/01/13	3,375,000
East Carolina University VRDN RB Series 2004 (Wells Fargo Bank N.A. SPA)
8,395,000	0.180	05/01/24	8,395,000
Forsyth County GO VRDN Series 2004 A (Wells Fargo Bank N.A. SPA)
9,545,000	0.180	03/01/25	9,545,000
Forsyth County GO VRDN Series 2004 B (Wells Fargo Bank N.A. SPA)
10,050,000	0.180	03/01/25	10,050,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA)
2,100,000	0.180	02/01/13	2,100,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA)
6,330,000	0.160	02/01/23	6,330,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
3,760,000	0.180	02/01/24	3,760,000
Mecklenburg County GO VRDN Series 2006 A (Wells Fargo Bank N.A. SPA)
20,285,000	0.180	02/01/26	20,285,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A.)
15,600,000	0.180	10/01/41	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA)
26,365,000	0.180	10/01/41	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Citibank N.A.)
10,890,000	0.180	07/01/42	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Citibank N.A.)
16,060,000	0.180	10/01/44	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Health System Floaters Series 2006 B
15,000,000	0.480	06/01/39	15,003,724
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3186Z (JPMorgan Chase Bank)(a)
6,900,000	0.150	10/01/14	6,900,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase Bank)(a)
11,000,000	0.180	10/01/16	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
12,990,000	0.240	01/01/20	12,990,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
2,000,000	0.270	12/01/21	2,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floaters Series 2010 31W (Barclays Bank PLC)(a)
2,000,000	0.190	06/01/42	2,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Refunding Series 2009 C (Wells Fargo Bank N.A. LOC)
$15,625,000	0.180%	10/01/26	$15,625,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A
3,000,000	0.160	10/01/35	3,000,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA)
16,500,000	0.180	05/01/21	16,500,000
North Carolina State University Raleigh VRDN RB General Series 2008 A (Bank of America N.A. SPA)
4,000,000	0.180	10/01/28	4,000,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 Class A (Citibank N.A.)
4,950,000	0.180	03/01/36	4,950,000
Raleigh Comb Enterprise System VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A.)
19,325,000	0.180	03/01/14	19,325,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A. LOC)
10,600,000	0.180	05/01/36	10,600,000
Raleigh North Carolina Comb Enterprise System VRDN RB Series 2008 A (Wells Fargo Bank N.A. SPA)
3,770,000	0.150	03/01/35	3,770,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
6,400,000	0.150	06/01/34	6,400,000
Union County GO VRDN Series 2007 B (Wells Fargo Bank N.A. SPA)
18,465,000	0.150	03/01/33	18,465,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wells Fargo Bank N.A. SPA)
4,635,000	0.180	02/01/29	4,635,000
University of North Carolina Hospitals at Chapel Hill VRDN RB Series 2001 A (Landesbank Hessen-Thueringen SPA)
13,615,000	0.140	02/15/31	13,615,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A.)
15,345,000	0.180	12/01/34	15,345,000
University of North Carolina VRDN RB for Chapel Hill Hospital ROCS-RR-II R-11292 Series 2007 (Citibank N.A.)
3,065,000	0.180	12/01/15	3,065,000
Wake County VRDN RB for Hammond Road Dentention Center Putters Series 2009-3553 (JPMorgan Chase Bank)(a)
3,375,000	0.180	06/01/17	3,375,000
Wilmington GO VRDN Refunding Series 2002 (Wells Fargo Bank N.A. SPA)
13,120,000	0.180	06/01/15	13,120,000

			350,378,724

North Dakota — 0.8%
Mercer County for Basin Electric and Power Cooperative CP Series 2010
64,925,000	0.330	06/01/11	64,925,000

Ohio — 3.2%
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Putters Series 2010-3692Z (JPMorgan Chase Bank)(a)
4,620,000	0.180	12/01/17	4,620,000
Columbus GO for Transnational Projects-Limited Tax Notes Series 2010-1
24,645,000	2.000	12/07/11	24,853,649
Columbus GO VRDN for Sanitation Sewer System Series 2006-1
11,120,000	0.150	12/01/26	11,120,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank)
4,360,000	0.180	09/01/15	4,360,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase Bank)
4,405,000	0.180	12/01/15	4,405,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B
$16,100,000	0.180%	11/01/40	$16,100,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A. SPA)
40,520,000	0.160	11/01/33	40,520,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A. SPA)
25,460,000	0.160	05/01/31	25,460,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 A RMKT (Barclays Bank PLC SPA)
14,000,000	0.150	11/15/41	14,000,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC SPA)
15,000,000	0.150	11/15/41	15,000,000
Montgomery County VRDN RB For Catholic Health Series 2004 B-1 (Bank of New York Mellon SPA)
13,500,000	0.160	03/01/27	13,500,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,200,000	0.140	02/01/23	13,200,000
Ohio State GO VRDN Series 2006 C
22,980,000	0.160	06/15/26	22,980,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floaters Series 2008-59C (Wells Fargo Bank N.A.)(a)
19,800,000	0.190	01/01/33	19,800,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2008 (U.S. Bank N.A. SPA)
4,800,000	0.160	10/01/48	4,800,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3551 (JPMorgan Chase Bank)(a)
10,410,000	0.150	01/01/17	10,410,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase Bank)(a)
6,745,000	0.180	01/01/17	6,745,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase Bank)(a)
5,000,000	0.180	01/01/17	5,000,000
Ohio State University General Receipts VRDN RB Series 2008 B
15,500,000	0.160	12/01/28	15,500,000

			272,373,649

Oklahoma — 0.5%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 B Convertible (Royal Bank of Canada SPA)
10,000,000	0.160	01/01/28	10,000,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Royal Bank of Canada SPA)
35,500,000	0.160	01/01/28	35,500,000

			45,500,000

Oregon — 2.1%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health System Series 2008 B (U.S. Bank N.A. LOC)
2,400,000	0.150	06/01/37	2,400,000
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC)
4,770,000	0.160	07/01/27	4,770,000
Oregon State GO TANS Series 2010 A
80,000,000	2.000	06/30/11	80,101,914
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA)
88,200,000	0.180	12/01/19	88,200,000
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA)
4,800,000	0.220	12/01/24	4,800,000

			180,271,914

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Pennsylvania — 1.0%
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floaters Certificates Series 2010 E-13 (Royal Bank of Canada)(a)
$7,255,000	0.180%	05/01/30	$7,255,000
Lancaster County Hospital Authority VRDN RB for Lancaster General Hospital Series 2008 (Bank of America N.A. LOC)
6,610,000	0.150	07/01/41	6,610,000
Lehigh County General Purpose Hospital VRDN RB for Valley Health Network Series 2008 C (Bank of America N.A. LOC)
9,080,000	0.150	07/01/29	9,080,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A. SPA)
5,380,000	0.190	05/15/38	5,380,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 Series 2007 (Citibank N.A.)(a)
3,700,000	0.180	05/01/15	3,700,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A.)
3,400,000	0.180	08/01/15	3,400,000
Pennsylvania State Turnpike Commission VRDN RB Floaters Series 2011 E-22 (Royal Bank of Canada)(a)(c)
17,000,000	0.180	12/01/38	17,000,000
Pennsylvania State Turnpike Commission VRDN RB Series 2009 C
10,810,000	0.700	12/01/11	10,818,787
Pennsylvania State University VRDN RB ROCS-RR-II R-11917 Series 2011 (Citibank N.A.)(a)
3,835,000	0.180	03/01/18	3,835,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA)
8,600,000	0.210	03/01/32	8,600,000
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo Bank N.A.)(a)
4,000,000	0.190	09/15/35	4,000,000
Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004
10,320,000	0.150	07/01/34	10,320,000

			89,998,787

Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
7,250,000	0.280	08/01/57	7,250,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Bank)
60,445,000	0.230	08/01/57	60,445,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Bank)(a)
11,250,000	0.230	08/01/57	11,250,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)(a)
6,260,000	0.190	02/01/48	6,260,000
Puerto Rico Sales Tax Financing Corp.VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A.)(a)
17,735,000	0.190	02/01/48	17,735,000

			102,940,000

Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank)(a)
16,555,000	0.180	09/01/15	16,555,000

South Carolina — 0.2%
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-42W (Barclays Bank PLC)(a)
3,000,000	0.190	02/01/40	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-43W (Barclays Bank PLC)(a)
$3,750,000	0.190%	02/01/40	$3,750,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Bank)(a)
12,800,000	0.180	01/01/38	12,800,000

			19,550,000

Tennessee — 0.5%
Rutherford County Health & Educational Facilities Board Municipal Trust Receipts VRDN RB for Ascension Health Senior Credit Group Floaters Trust Series 2010-25W (Barclays Bank PLC)(a)
2,000,000	0.190	11/15/40	2,000,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase Bank)
3,630,000	0.180	07/01/14	3,630,000
Tennessee State GO CP Series 2010 C
25,000,000	0.350	06/01/11	25,000,000
10,000,000	0.310	09/12/11	10,000,000

			40,630,000

Texas — 14.4%
Aledo ISD GO VRDN For School Building Series 2006 (PSF-GTD) (Bank of America N.A. SPA)
7,860,000	0.190	08/01/35	7,860,000
Austin ISD CP Series 2011 A
5,000,000	0.220	06/08/11	5,000,000
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase Bank)(a)
3,525,000	0.180	08/01/17	3,525,000
City of Arlington
4,500,000	0.230	06/22/11	4,500,000
City of Austin GO VRDN for Public Improvement Series 2010 A
5,288,000	3.000	09/01/11	5,322,907
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank)
6,495,000	0.180	02/15/14	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank)
4,995,000	0.180	02/15/15	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-12317 Series 2010 (AGM-CR AMBAC) (Citibank N.A.)(a)
4,000,000	0.180	06/01/15	4,000,000
Dallas Area Rapid Transit VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank)(a)
5,360,000	0.210	06/01/15	5,360,000
Dallas Waterworks & Sewer System VRDN RB ROCS RR II R-12279 Series 2009 (AGM) (Citibank N.A.)(a)
7,805,000	0.180	06/01/14	7,805,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA)
5,995,000	0.220	08/01/35	5,995,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase Bank)
3,690,000	0.180	08/15/15	3,690,000
Eagle Mountain and Saginaw ISD GO VRDN Floaters Certificates Series 2008-53C (PSF-GTD) (Wells Fargo Bank N.A.)(a)
26,770,000	0.190	08/15/48	26,770,000
El Paso Water & Sewer Systems CP Series 2010
11,000,000	0.320	06/01/11	11,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo Bank N.A.)
9,905,000	0.190	08/15/34	9,905,000
Frisco ISD GO VRDN Floaters Series 2008-19C (PSF-GTD) (Wells Fargo Bank N.A.)
14,555,000	0.190	08/15/40	14,555,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (U.S. Bank N.A.)
$10,160,000	0.170%	02/15/37	$10,160,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3463 (JPMorgan Chase Bank)(a)
4,995,000	0.180	04/01/21	4,995,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank)(a)
4,995,000	0.180	04/01/33	4,995,000
Harris County Flood Control District VRDN RB Putters Series 2010-4692 (Bank of America N.A.)(a)
2,750,000	0.250	10/11/18	2,750,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A.)(a)
7,175,000	0.180	10/01/14	7,175,000
Harris County Toll Road Authority RB Refunding Senior Lien Series 2010 A-2
30,000,000	2.000	08/15/21	30,101,402
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank)(a)
7,845,000	0.180	02/15/17	7,845,000
Harris County VRDN RB Floaters Series 2009-3060X (Morgan Stanley Bank)(a)
6,125,000	0.190	08/15/38	6,125,000
Houston Community College GO VRDN Putters Series 2009-3356 (JPMorgan Chase Bank)(a)
3,510,000	0.210	02/15/12	3,510,000
Houston Higher Education Finance Corp. for Rice University CP Series 2011 A
6,400,000	0.350	07/11/11	6,400,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Eagle Series 2007-0077 A (Citibank N.A.)
13,860,000	0.180	05/15/47	13,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Floaters Series 2007-2042 (Wells Fargo Bank N.A.)
18,860,000	0.170	11/15/33	18,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project ROCS-RR-II R-11066 Series 2007 (Citibank N.A.)
4,560,000	0.170	05/15/15	4,560,000
Houston Utilities System Municipal Products, Inc. Trust VRDN RB Floaters Series 2010 E-14 (Royal Bank of Canada LOC)(a)
25,000,000	0.180	05/15/34	25,000,000
Houston Utility System Spears/Lifers Trust VRDN RB Series 2007-268 (AGM) (Deutsche Bank A.G.)
2,580,000	0.180	11/15/26	2,580,000
Houston Utility Systems VRDN RB ROCS-RR-II R-11885X 2010 (AGM) (Citibank N.A.)(a)
3,400,000	0.180	05/15/17	3,400,000
Houston Water & Sewer System Spears/Lifers Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G.)
2,760,000	0.180	12/01/28	2,760,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank N.A.)
8,900,000	0.180	02/15/29	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A.)
3,950,000	0.170	02/01/35	3,950,000
Keller ISD GO VRDN for School Building Floaters Certificates Series 2011-55C (PSF-GTD) (Wells Fargo Bank N.A.)(a)
5,650,000	0.190	08/15/32	5,650,000
Lower Colorado River Authority
9,650,000	0.250	06/28/11	9,650,000
400,000	0.250	06/30/11	400,000
3,400,000	0.250	08/02/11	3,400,000
11,200,000	0.250	08/02/11	11,200,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase Bank)
5,815,000	0.180	05/15/13	5,815,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank SPA)
$8,265,000	0.180%	08/01/29	$8,265,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank)(a)
20,000,000	0.180	02/15/33	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Series 2007-0101 (U.S. Bank N.A. LOC)(a)
5,145,000	0.180	08/01/37	5,145,000
North East ISD GO VRDN Eagle Series 2007-0123 Class A
8,935,000	0.180	08/01/37	8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank)
9,000,000	0.180	08/01/15	9,000,000
North Texas Municipal Water District VRDN RB Austin Trust Certificates Series 2008-1174 (Bank of America N.A.)
9,105,000	0.250	09/01/33	9,105,000
Plano GO VRDN Floaters Series 2007-1862 (Wells Fargo Bank N.A.)
2,915,000	0.170	09/01/27	2,915,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
49,300,000	0.110	12/01/39	49,300,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 B
34,500,000	0.120	12/01/39	34,500,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
37,600,000	0.120	12/01/39	37,600,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
12,500,000	0.110	04/01/40	12,500,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
88,800,000	0.120	11/01/40	88,800,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
62,200,000	0.120	04/01/40	62,200,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase Bank)(a)
4,995,000	0.180	08/01/16	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank)
9,995,000	0.180	02/01/16	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase Bank)(a)
4,090,000	0.180	02/01/27	4,090,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase Bank)(a)
3,200,000	0.180	02/01/17	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank)(a)
9,015,000	0.180	02/01/17	9,015,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A.)
5,060,000	0.180	02/01/15	5,060,000
San Antonio Water System CP
4,000,000	0.240	06/08/11	4,000,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase Bank)(a)
6,890,000	0.180	11/15/16	6,890,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2007-1761 (Morgan Stanley Bank)
9,875,000	0.190	02/15/36	9,875,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2007-1762 (Morgan Stanley Bank)
4,675,000	0.190	02/15/36	4,675,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2008-2834 (Morgan Stanley Bank)
$11,970,000	0.180%	02/15/36	$11,970,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2008 A
16,500,000	0.160	11/15/33	16,500,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Austin Trust Certificates for Texas Health Resources System Series 2008-1197 (Bank of America N.A.)(a)
4,375,000	0.250	11/15/47	4,375,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Austin Trust Certificates Refunding for Texas Health Resources Series 2008-1201 (Bank of America N.A.)(a)
5,790,000	0.250	02/15/36	5,790,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB for Texas Health Resources ROCS RR-II R-11857 Series 2010 D (Citibank N.A.)(a)
4,200,000	0.190	05/15/36	4,200,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 B
29,615,000	0.170	12/01/39	29,615,000
Texas A & M University Municipal Trust Receipts VRDN RB Floaters Trust Series 2010 39W (Barclays Bank PLC)(a)
2,500,000	0.190	05/15/39	2,500,000
Texas A&M University VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A.)(a)
5,555,000	0.190	07/01/34	5,555,000
Texas State TRANS Series 2010
379,450,000	2.000	08/31/11	380,984,392
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank)
6,635,000	0.180	04/01/15	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank)
14,395,000	0.180	04/01/15	14,395,000
University of Houston VRDN RB Floaters Certificates Series 2009-30C (Wells Fargo Bank N.A.)(a)
7,710,000	0.190	02/15/34	7,710,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A.)
4,955,000	0.170	07/01/13	4,955,000
University of Texas VRDN RB for Financing Systems Series 2001 B
4,500,000	5.375	08/15/17	4,545,988

			1,240,609,689

Utah — 1.9%
Riverton Hospital VRDN RB for IHC Health Services, Inc. Putter Series 2007-1762 (JPMorgan Chase & Co.)
54,500,000	0.150	05/15/12	54,500,000
State of Utah GO VRDN Floaters Series 2009-2987 (Morgan Stanley Bank)(a)
2,200,000	0.180	07/01/22	2,200,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA)
6,000,000	0.190	04/01/27	6,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA)
32,400,000	0.170	05/15/35	32,400,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA)
47,500,000	0.170	05/15/35	47,500,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A.)
5,000,000	0.250	06/15/36	5,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (U.S. Bank N.A. SPA)
9,200,000	0.150	02/15/32	9,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Utah — (continued)
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA)
$5,265,000	0.130%	02/15/35	$5,265,000

			162,065,000

Virginia — 0.9%
City of Richmond CP Series 2010
10,000,000	0.270	06/02/11	10,000,000
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institute Series 2003 A (Bank of America N.A. SPA)
28,115,000	0.180	12/01/33	28,115,000
Fairfax County IDA VRDN RB for Inova Health System Project Floaters Series 2005-1168 (Morgan Stanley Bank)
3,330,000	0.190	08/15/23	3,330,000
Fairfax County IDA VRDN RB for Inova Health System ROCS-RR-II R-11733 Series 2009 (Citibank N.A.)(a)
6,660,000	0.180	11/15/29	6,660,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase Bank)(a)
5,495,000	0.180	11/15/29	5,495,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E
5,350,000	0.140	02/15/38	5,350,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (State Appropriations) (Wells Fargo Bank N.A. SPA)
1,000,000	0.140	02/01/26	1,000,000
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Bank)
4,490,000	0.190	10/01/28	4,490,000
Virginia State Resources Authority Clean Water VRDN RB Putters Series 2008-3036 (JPMorgan Chase Bank)
3,370,000	0.180	10/01/15	3,370,000
Virginia State Resources Authority Clean Water VRDN RB ROCS-RR-II R-11923 Series 2011 (Citibank N.A.)(a)
5,995,000	0.170	10/01/16	5,995,000

			73,805,000

Washington — 1.7%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo Bank N.A.)
5,585,000	0.190	11/01/32	5,585,000
Energy Northwest Electric VRDN RB Refunding for Columbia Station Putters Series 2007-2301 (JPMorgan Chase Bank)
7,995,000	0.180	07/01/14	7,995,000
Energy Northwest Electric VRDN RB Refunding Project Number 1 Putters Series 2008-2965 (JPMorgan Chase Bank)
4,800,000	0.180	01/01/12	4,800,000
King County Municipal Trust Receipts GO VRDN Floaters Trust Series 2009 1W Reg D (AGC-ICC) (Barclays Bank PLC)(a)
5,250,000	0.190	01/01/39	5,250,000
King County Municipal Trust Receipts GO VRDN Floaters Trust Series 2010 66W (Barclays Bank PLC)(a)
2,500,000	0.190	01/01/33	2,500,000
King County VRDN RB Floater Certificates Series 2008-46C (Wells Fargo Bank N.A.)
9,940,000	0.190	01/01/40	9,940,000
King County Washington GO VRDN Series 2009 A (Bank of America N.A. SPA)
15,870,000	0.170	06/01/29	15,870,000
Washington State GO Prerefunded Series 2002-R-03A (NATL-RE)
3,515,000	5.000	01/01/18	3,608,234
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase Bank)
4,500,000	0.180	01/01/16	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase Bank)
3,035,000	0.180	07/01/13	3,035,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank)(a)
10,000,000	0.180	02/01/17	10,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A.)(a)
$2,250,000	0.180%	07/01/16	$2,250,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A.)
10,635,000	0.250	10/01/35	10,635,000
Washington State Health Care Facilities Authority VRDN RB for Peacehealth Putters Series 2009-3608 (JPMorgan Chase Bank)(a)
13,050,000	0.330	11/01/24	13,050,000
Washington State Health Care Facilities Authority VRDN RB for Peacehealth ROCS RR-II R-11723 Series 2009 (Citibank N.A.)(a)
7,315,000	0.330	11/01/16	7,315,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo Bank N.A.)(a)
10,990,000	0.190	10/01/38	10,990,000
Washington State Health Care Facilities Authority VRDN RB for Swedish Health Services Series 2009 C (Bank of America N.A. LOC)
15,000,000	0.180	11/15/39	15,000,000
Washington State Higher Education Facilities Authority VRDN RB Refunding for Seattle Pacific University Series 2008 (U.S. Bank N.A. LOC)
11,085,000	0.170	10/01/30	11,085,000

			143,408,234

Wisconsin — 1.5%
Wisconsin State GO VRDN Floater Trust Series 2011-12B (Barclays Bank PLC)(a)
4,045,000	0.190	05/01/27	4,045,000
Wisconsin State GO VRDN Floaters Certificates Series 2011-14C (Wells Fargo Bank N.A.)(a)
10,675,000	0.190	05/01/31	10,675,000
Wisconsin State Health & Educational Facilities Authority for Sisters Hospital CP Series 2003 B (AGM)
22,375,000	0.700	06/20/11	22,375,000
20,000,000	0.440	07/14/11	20,000,000
Wisconsin State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Children’s Hospital Floaters Trust Series 2009-15W (Barclays Bank PLC)(a)
5,250,000	0.190	08/15/37	5,250,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2011
11,475,000	0.430	08/01/11	11,475,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group ROCS RR-II R-11837 Series 2010 (Citibank N.A.)(a)
5,255,000	0.180	11/15/17	5,255,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floaters Certificates Series 2009-58C (Wells Fargo Bank N.A.)(a)
9,815,000	0.190	08/15/37	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floaters Series 2009-3122X (Morgan Stanley Bank)(a)
23,135,000	0.180	04/01/39	23,135,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.190	08/01/36	20,000,000

			132,025,000

TOTAL INVESTMENTS — 99.5%			$8,561,316,930

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			41,911,154

NET ASSETS — 100.0%			$8,603,228,084

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2011, these securities amounted to $1,854,356,695 or approximately 21.6% of net assets.

(b) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2011, these securities amounted to $43,990,000 or approximately 0.5% of net assets.

(c) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IHC	— International Health Care
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 110.0%
United States Treasury Bills
$2,074,400,000	0.005%		06/02/11	$2,074,399,712
208,000,000	0.008		06/02/11	207,999,957
500,000,000	0.010		06/02/11	499,999,861
75,000,000	0.025		06/02/11	74,999,948
451,700,000	0.030		06/02/11	451,699,624
300,000,000	0.035		06/02/11	299,999,708
5,339,300,000	0.015		06/09/11	5,339,282,202
18,300,000	0.020		06/09/11	18,299,919
500,000,000	0.023		06/16/11	499,995,208
4,001,355,000	0.025		06/16/11	4,001,313,319
2,000,000,000	0.035		06/23/11	1,999,957,222
69,000,000	0.045	(a)	08/11/11	68,993,876
905,000,000	0.050	(a)	08/18/11	904,901,959
3,200,000,000	0.055		08/25/11	3,199,584,445
2,441,200,000	0.060	(a)	09/01/11	2,440,829,751
United States Treasury Notes
200,000,000	5.125		06/30/11	200,743,755
201,000,000	1.000		07/31/11	201,205,067
36,000,000	4.875		07/31/11	36,263,718
150,000,000	1.000		08/31/11	150,288,293
400,000,000	1.000		09/30/11	400,906,947
725,000,000	1.000		10/31/11	727,184,824
100,000,000	0.750		11/30/11	100,211,797
350,000,000	1.000		12/31/11	351,580,753

TOTAL INVESTMENTS — 110.0%				$24,250,641,865

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%				(2,208,514,528)

NET ASSETS — 100.0%				$22,042,127,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
May 31, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 19.8%
United States Treasury Notes
$350,000,000	5.125%	06/30/11	$351,301,563
249,000,000	1.000	07/31/11	249,254,205
31,000,000	4.875	07/31/11	31,227,090
229,000,000	1.000	08/31/11	229,395,132
175,000,000	1.000	09/30/11	175,391,133
675,000,000	1.000	10/31/11	677,031,993
100,000,000	0.750	11/30/11	100,211,797
750,000,000	1.000	12/31/11	753,448,706

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$2,567,261,619

Repurchase Agreements(a) — 80.1%
Barclays Capital, Inc.
$500,000,000	0.050%	06/01/11	$500,000,000
Maturity Value: $500,018,750
Settlement Date: 05/05/11
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/17 to 11/15/32. The market value of the collateral, including accrued interest, was $510,000,001.
BNP Paribas Securities Corp.
500,000,000	0.080	08/22/11	500,000,000
Maturity Value: $500,100,000
Settlement Date: 05/24/11
Collateralized by U.S. Treasury Bills, 0.000%, due 06/09/11 to 02/09/12, U.S. Treasury Bonds, 4.500%, due 02/15/36 to 05/15/38 and U.S. Treasury Notes, 1.000% to 5.000%, due 08/15/11 to 08/15/19. The aggregate market value of the collateral, including accrued interest, was $510,000,081.

500,000,000	0.110	09/01/11	500,000,000
Maturity Value: $500,184,861
Settlement Date: 05/03/11
Collateralized by U.S. Treasury Bonds, 4.375% to 4.500%, due 02/15/36 to 11/15/39. The market value of the collateral, including accrued interest, was $510,000,040.
BNYMellon Investment
675,000,000	0.110	06/01/11	675,000,000
Maturity Value: $675,002,063
Collateralized by U.S. Treasury Note, 2.625%, due 11/15/20. The market value of the collateral, including accrued interest, was $689,592,717.
Credit Suisse Securities, LLC
600,000,000	0.060	07/11/11	600,000,000
Maturity Value: $600,061,000
Settlement Date: 05/11/11
Collateralized by U.S. Treasury Notes, 1.000% to 4.875%, due 08/31/11 to 02/15/20. The market value of the collateral, including accrued interest, was $612,001,632.
J.P. Morgan Securities, LLC
1,250,000,000	0.090	06/01/11	1,250,000,000
Maturity Value: $1,250,003,125
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/11 to 02/15/37. The market value of the collateral, including accrued interest, was $1,275,000,235.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(a) — (continued)
Joint Repurchase Agreement Account I
$2,764,700,000	0.108%	06/01/11	$2,764,700,000
Maturity Value: $2,764,708,294
Merril Lynch Pierce Fenner & Smith, Inc.
100,000,000	0.100	06/01/11	100,000,000
Maturity Value: $100,000,278
Collateralized by U.S. Treasury Note, 1.375%, due 03/15/13. The market value of the collateral, including accrued interest, was $102,000,008.
RBS Securities, Inc.
1,300,000,000	0.100	06/01/11	1,300,000,000
Maturity Value: $1,300,003,611
Collateralized by U.S. Treasury Bonds, 4.250% to 6.000%, due 02/15/26 to 11/15/40 and U.S. Treasury Notes, 2.125% to 3.625%, due 01/31/15 to 02/15/20. The aggregate market value of the collateral, including accrued interest, was $1,326,002,442.

500,000,000	0.060	07/15/11	500,000,000
Maturity Value: $500,049,167
Settlement Date: 05/17/11
Collateralized by U.S. Treasury Bond, 4.375%, due 05/15/41 and U.S. Treasury Note 2.625%, due 04/30/18. The aggregate market value of the collateral, including accrued interest, was $510,004,024.
Societe Generale
1,500,000,000	0.100	06/01/11	1,500,000,000
Maturity Value: $1,500,004,167
Collateralized by U.S. Treasury Inflation Indexed Bonds, 1.125% to 1.250%, due 07/15/20 to 01/15/21 and U.S. Treasury Notes, 2.375% to 2.625%, due 04/30/18 to 05/31/18. The aggregate market value of the collateral, including accrued interest, was $1,530,000,091.

UBS Securities, LLC
225,000,000	0.090	06/01/11	225,000,000
Maturity Value: $225,000,563
Collateralized by U.S. Treasury Note, 1.750%, due 05/31/16. The market value of the collateral, including accrued interest, was $229,500,062.

TOTAL REPURCHASE AGREEMENTS			$10,414,700,000

TOTAL INVESTMENTS — 99.9%			$12,981,961,619

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			12,526,662

NET ASSETS — 100.0%			$12,994,488,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on May 31, 2011. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2011(Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — It is the Funds’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of May 31, 2011. While assets are reported at amortized cost, the Levels below are based on valuation characteristics of the investments’ market value.

Federal	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$1,285,109,581	$11,372,031,908	$—

Government	Level 1	Level 2	Level 3

U.S Treasuries and/or Other U.S. Government Obligations and Agencies	$324,924,279	$17,331,703,146	$—
Corporate Obligations (including repurchase agreements)	—	12,208,415,053	—

Total	$324,924,279	$29,540,118,199	$—

Money Market	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$47,991,502	$2,338,347,236	$—
Corporate Obligations (including repurchase agreements and time deposits)	—	15,076,867,851	—
Municipal Debt Obligations	—	3,138,081,823	—

Total	$47,991,502	$20,553,296,910	$—

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Prime Obligations	Level 1	Level 2	Level 3

U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$87,250,085	$5,087,093,522	$—
Corporate Obligations (including repurchase agreements and time deposits)	—	10,903,678,294	—
Municipal Debt Obligations	—	4,081,220,404	—

Total	$87,250,085	$20,071,992,220	$—

Tax-Exempt California	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$247,238,500	$—

Tax-Exempt New York	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$201,335,016	$—

Tax-Free Money Market	Level 1	Level 2	Level 3

Municipal Debt Obligations	$—	$8,561,316,930	$—

Treasury Instruments	Level 1	Level 2	Level 3

U.S. Treasury Obligations	$24,250,641,865	$—	$—

Treasury Obligations	Level 1	Level 2	Level 3

U.S. Treasury Obligations	$2,567,261,619	$—	$—
Corporate Obligations (including repurchase agreements)	—	10,414,700,000	—

Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.
Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Fund is permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

	Principal	Maturity	Collateral Value
Fund	Amount	Value	Allocation

Government	$154,800,000	$154,846,440	$157,896,011

Money Market	184,200,000	184,255,260	187,884,014

Prime Obligations	23,200,000	23,206,960	23,664,002

Treasury Obligations	2,764,700,000	2,765,529,410	2,819,994,204

REPURCHASE AGREEMENTS

	Interest		Money	Prime	Treasury
Counterparty	Rate	Government	Market	Obligations	Obligations

Barclays Capital, Inc.	0.110%	$35,985,840	$42,820,359	$5,393,226	$642,700,575

BNP Paribas Securities Co.	0.110	27,228,245	32,399,501	4,080,719	486,291,535

Credit Agricole Securities (USA), Inc.	0.100	37,129,425	44,181,138	5,564,617	663,124,820

UBS Securities LLC	0.110	42,080,015	50,071,956	6,306,566	751,541,463

Wells Fargo Securities LLC	0.110	12,376,475	14,727,046	1,854,872	221,041,607

TOTAL		$154,800,000	$184,200,000	$23,200,000	$2,764,700,000

At May 31, 2011, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bills	0.000%	07/07/11 to 11/25/11

U.S. Treasury Bond	4.375	05/15/41

U.S. Treasury Inflation Protected Securities	1.125 to 3.000	07/15/12 to 01/15/25

U.S. Treasury Principal-Only Stripped Securities	0.625 to 3.500	05/31/11 to 05/15/20

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account III, as follows:

	Principal	Maturity	Collateral Value
Fund	Amount	Value	Allocation

Government	$1,715,000,000	$1,715,657,417	$1,755,037,774

Money Market	1,100,000,000	1,100,421,667	1,125,680,205

Prime Obligations	100,000,000	100,038,333	102,334,564

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Interest		Money	Prime
Counterparty	Rate	Government	Market	Obligations

Barclays Capital, Inc.	0.110%	$409,685,014	$262,771,730	$23,888,339

Citigroup Global Markets, Inc.	0.160	292,632,154	187,694,093	17,063,099

Citibank, N.A	0.140	146,316,077	93,847,046	8,531,550

UBS Securities LLC	0.150	295,734,055	189,683,650	17,243,968

Wells Fargo Bank, N.A.	0.140	292,632,154	187,694,093	17,063,099

Wells Fargo Securities LLC	0.140	278,000,546	178,309,388	16,209,945

TOTAL		$1,715,000,000	$1,100,000,000	$100,000,000

At May 31, 2011, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	1.625 to 0.000%	11/19/14 to 08/03/37

Federal Home Loan Bank	0.000 to 6.000	04/02/14 to 06/01/41

Federal Home Loan Mortgage Corp.	5.000 to 6.005	06/11/21 to 09/28/29

Federal National Mortgage Association	1.125 to 10.350	09/30/13 to 05/01/41

Federal National Mortgage Association Stripped Securities	0.000	05/15/19 to 11/15/24

Government National Mortgage Association	3.500 to 5.500	04/20/26 to 10/15/39

U.S. Treasury Note	2.625	04/30/18

Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ securities may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Class B and FST Class C Distribution and Service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which makes them subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
     In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events currently affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Funds’ income, NAV and ability to preserve capital or liquidity could be adversely affected.
Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.